UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23793)

Tidal Trust II
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust II

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: August 31, 2025

Item 1. Reports to Stockholders.

Defiance AI & Power Infrastructure ETF Tailored Shareholder Report

annual shareholder report August 31, 2025

Defiance AI & Power Infrastructure ETF

Ticker: AIPO (Listed on The Nasdaq Stock Market, LLC)

This annual shareholder report contains important information about the Defiance AI & Power Infrastructure ETF (the "Fund") for the period July 24, 2025 to August 31, 2025. You can find additional information about the Fund at www.defianceetfs.com/aipo . You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance AI & Power Infrastructure ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance AI & Power Infrastructure ETF	$ 7	0.69%

The Fund commenced operations on July 24, 2025. Expenses for a full reporting period would be higher than the figures shown.

Cumulative Performance

(Initial Investment of $10,000)

Defiance AI and Power Infrastructure ETF - $10,051
S&P 500® Total Return Index - $10,166
$10,300
$10,250
$10,200
$10,150
$10,100
$10,050
$10,000
$9,950
7/24/2025
7/31/2025
8/31/2025

Annual Performance

Returns for the Period Ended August 31, 2025:	Since Inception ( 7/24/25 )
Defiance AI And Power Infrastructure ETF - at NAV	0.51%
S&P 500® Total Return Index	1.66%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.defianceetfs.com/aipo for more recent performance information.

How did the Fund perform last year and what affected its performance?

Since AIPO’s launch on July 24, 2025, the fund performance is slightly positive. The Fund tracks the index of U.S.-listed companies deriving at least 50% of revenue from AI or power infrastructure. Given its thematic focus (intersection of AI and power infrastructure), the Fund benefits from continued investor interest in AI hardware, data-center infrastructure, electrification and grid modernization as secular themes.

What Factors Influenced Performance?

AI adoption and energy-transition initiatives accelerate, companies in distributed energy, grid equipment, data centers and AI hardware support the Fund as it is heavily weighted toward Industrials and Technology. With only a few months of live history, AIPO lacks deep performance under varying market cycles; investor sentiment toward thematic vehicles therefore plays an outsized role.

Positioning of the Fund

AIPO is positioned as a growth-thematic ETF, offering exposure to companies at the convergence of AI and critical power infrastructure, including data centers, power generation, grid equipment and AI hardware. It is suitable for investors seeking high growth potential via thematic exposure rather than current income.

With expected continued spending on AI infrastructure + the energy transition, we believe the Fund is well-positioned to capture thematic upside, provided those secular drivers remain intact. At the same time, if those drivers falter (e.g., slower corporate AI cap-ex, energy policy rollback, supply-chain disruption) we believe the Fund could underperform broader equities.

Investors should also be comfortable with higher thematic risk and potentially stronger drawdowns than a broad market equity fund.

Defiance AI & Power Infrastructure ETF Tailored Shareholder Report

Key Fund Statistics

(as of August 31, 2025)

Fund Size (Thousands)	$9,548
Number of Holdings	54
Total Advisory Fee	$3,871
Portfolio Turnover	0%*
*	Amount is less than 0.05%.

What did the Fund invest in?

(as of August 31, 2025)

Sectors - Investments

(% of total net assets)

Consumer, Non-cyclical
Financial
Technology
Consumer, Cyclical
Industrial
Communications
Energy
Utilities
Basic Materials
Cash & Cash Equivalents
46.1%
15.5%
14.1%
7.2%
6.9%
4.2%
3.0%
1.7%
1.0%
0.3%

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Top Ten Holdings	(% of net assets)
GE Vernova, Inc.	8.7
Eaton Corp. PLC	7.3
Quanta Services, Inc.	7.2
Vertiv Holdings Co. - Class A	5.8
Cameco Corp.	4.6
NVIDIA Corporation	4.2
Broadcom, Inc.	4.0
Constellation Energy Corp.	3.2
Hubbell, Inc.	2.8
Vistra Corp.	2.4

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.defianceetfs.com/aipo.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Gold Enhanced Options Income ETF Tailored Shareholder Report

annual shareholder report August 31, 2025

Defiance Gold Enhanced Options Income ETF

Ticker: GLDY (Listed on The Nasdaq Stock Market, LLC)

This annual shareholder report contains important information about the Defiance Gold Enhanced Options Income ETF (the "Fund") for the period April 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.defianceetfs.com/gldy . You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Gold Enhanced Options Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Gold Enhanced Options Income ETF	$ 43	1.01%

The Fund commenced operations on April 1, 2025. Expenses for a full reporting period would be higher than the figures shown.

Cumulative Performance

(Initial Investment of $10,000)

Defiance Gold Enhanced Options Income ETF - $10,266
S&P 500® Total Return Index - $11,529
$11,750
$11,500
$11,250
$11,000
$10,750
$10,500
$10,250
$10,000
$9,750
4/1/2025
4/30/2025
5/31/2025
6/30/2025
7/31/2025
8/31/2025

Annual Performance

Returns for the Period Ended August 31, 2025:	Since Inception ( 4/1/25 )
Defiance Gold Enhanced Options Income ETF - at NAV	2.66%
S&P 500® Total Return Index	15.73%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.defianceetfs.com/gldy for more recent performance information.

How did the Fund perform last year and what affected its performance?

During the limited 5-month reporting period, the Fund generated slight positive total returns. This is expected as the reference underlying SPDR ® Gold Trust (GLD) was positive during the period. The Fund’s performance was positive and paid out high monthly dividends due to taking in weekly option premiums. The Fund can potentially generate returns by delivering both extrinsic time premiums and upside capture of the weekly moves of the underlying asset.

What Factors Influenced Performance?

The implied volatility of the underlying asset plays a large role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the implied volatility on GLD was generally muted, with a rise in overall volatility in April due to tariffs fears. As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution. This higher volatility provided ample opportunities for the Fund to meet its goal of monthly income for investors. Since the Fund has downside risk, like any asset, taking in premiums helps offset negative weekly moves where an investor in the Fund would expect to lose less in that week compared with simply holding an instrument that had index exposure.

Positioning of the Fund

The Fund aims to generate high targeted current income for investors looking for alternative yield options in the marketplace with the ability to sell weekly put options.

With higher-than-average volatility expected around the geopolitical uncertainty and a Fed pivot, we believe the Fund is positioned to capture premiums for investors while having the ability to participate in market upside to its weekly cap.

In weeks the GLD is lower, we’d expect the Fund to lose less than GLD due to the premiums received from selling puts.

Defiance Gold Enhanced Options Income ETF Tailored Shareholder Report

Key Fund Statistics

(as of August 31, 2025)

Fund Size (Thousands)	$5,598
Number of Holdings	8
Total Advisory Fee	$10,933
Portfolio Turnover	0%

What did the Fund invest in?

(as of August 31, 2025)

Security Type - Investments &

Other Financial Instruments

(% of total net assets)

Money Market Funds
52.2%
U.S. Treasury Bills
40.5%
U.S. Treasury Securities
5.4%
Cash & Cash Equivalents
1.9%
Written Options
-0.6%

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Top Holdings	(% of net assets)
First American Government Obligations Fund - Class X, 4.22%	52.2
United States Treasury Bills	40.5
United States Treasury Notes/Bonds	5.4
SPDR Gold Shares, Expiration: 09/03/2025; Exercise Price: $318.00	-0.6

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.defianceetfs.com/gldy.

Fund Changes

Effective June 6, 2025 , the Fund changed their distribution frequency from monthly to weekly.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Large Cap ex-Mag 7 ETF Tailored Shareholder Report

annual shareholder report August 31, 2025

Defiance Large Cap ex-Mag 7 ETF

Ticker: XMAG (Listed on The Nasdaq Stock Market, LLC )

This annual shareholder report contains important information about the Defiance Large Cap ex-Mag 7 ETF (the "Fund") for the period October 21, 2024 to August 31, 2025. You can find additional information about the Fund at www.defianceetfs.com/xmag . You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Large Cap ex-Mag 7 ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Large Cap Ex-mag 7 ETF	$ 32	0.35%

The Fund commenced operations on October 21, 2024. Expenses for a full reporting period would be higher than the figures shown.

Cumulative Performance

(Initial Investment of $10,000)

Defiance Large Cap ex-Mag 7 ETF - $10,858
S&P 500® Total Return Index - $11,160
$11,250
$11,000
$10,750
$10,500
$10,250
$10,000
$9,750
$9,500
10/21/2024
10/31/2024
11/30/2024
12/31/2024
1/31/2025
2/28/2025
3/31/2025
4/30/2025
5/31/2025
6/30/2025
7/31/2025
8/31/2025

Annual Performance

Returns for the Period Ended August 31, 2025:	Since Inception ( 10/21/24 )
Defiance Large Cap Ex-mag 7 ETF - at NAV	8.58%
S&P 500® Total Return Index	11.60%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.defianceetfs.com/xmag for more recent performance information.

How did the Fund perform last year and what affected its performance?

XMAG launched on October 21, 2024 and has produced positive returns since that time. Its performance reflected the benefit of avoiding the “Magnificent 7” mega‐cap tech stocks (i.e., Apple Inc., Microsoft Corporation, Alphabet Inc., Amazon.com, Inc., NVIDIA Corporation, Meta Platforms, Inc. and Tesla, Inc.), while emphasizing the other ~493 S&P 500 stocks. With its broader large-cap exposure (excluding the mega-tech group), XMAG captured market participation in sectors like Financials, Health Care, Industrials, etc., which helped in the period.

What Factors Influenced Performance?

Concentration shift: By excluding the top seven tech giants, XMAG tilts toward stocks that are often less overpriced and less dependent on ultra-growth expectations. The Fund’s largest sector weights Technology, Financials, and Health Care reflect a diversified large-cap exposure outside the dominant tech leaders. Excluding the Mag 7 reduces concentration risk but also forgoes the outsized gains that group has delivered in past years; therefore investor sentiment toward these mega-caps matters a lot. The Fund’s performance thus reflects market leadership shifts.

Positioning of the Fund

The Fund’s placement can act as a core equity allocation alternative or a satellite layer for investors worried about over-concentration in the Mag 7. Given its structure, if the non-Mag 7 large cap universe continues to perform well (relative to the unified S&P 500 driven by mega-tech), we believe the Fund is well-positioned. But if the Mag 7 once again dominate returns, we believe XMAG may lag.

Defiance Large Cap ex-Mag 7 ETF Tailored Shareholder Report

Key Fund Statistics

(as of August 31, 2025)

Fund Size (Thousands)	$38,994
Number of Holdings	492
Total Advisory Fee	$74,397
Portfolio Turnover	7%

What did the Fund invest in?

(as of August 31, 2025)

Sectors - Investments

(% of total net assets)

Consumer, Non-cyclical
21.2%
Financial
21.0%
Information Technology
13.8%
Industrial
9.2%
Consumer, Cyclical
9.2%
Cash & Cash Equivalents
6.4%
Communications
5.8%
Technology
5.5%
Energy
4.5%
Utilities
3.4%

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Top Ten Holdings	(% of net assets)
Broadcom, Inc.	3.7
JPMorgan Chase & Co.	2.2
Berkshire Hathaway, Inc. - Class B	1.8
Eli Lilly & Co.	1.7
Visa, Inc. - Class A	1.6
Netflix, Inc.	1.4
Exxon Mobil Corp.	1.3
Mastercard, Inc. - Class A	1.3
Johnson & Johnson	1.1
Walmart, Inc.	1.1

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.defianceetfs.com/xmag.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Nasdaq 100 Income Target ETF Tailored Shareholder Report

annual shareholder report August 31, 2025

Defiance Nasdaq 100 Income Target ETF

Ticker: QQQT (Listed on The Nasdaq Stock Market, LLC )

This annual shareholder report contains important information about the Defiance Nasdaq 100 Income Target ETF (the "Fund") for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.defianceetfs.com/qqqt . You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Nasdaq 100 Income Target ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Nasdaq 100 Income Target ETF	$ 108	1.00%

Cumulative Performance

(Initial Investment of $10,000)

Defiance Nasdaq 100 Income Target ETF - $11,258
S&P 500® Total Return Index - $11,989
$12,000
$11,750
$11,500
$11,250
$11,000
$10,750
$10,500
$10,250
$10,000
$9,750
$9,500
6/20/2024
6/30/2024
7/31/2024
8/31/2024
9/30/2024
10/31/2024
11/30/2024
12/31/2024
1/31/2025
2/28/2025
3/31/2025
4/30/2025
5/31/2025
6/30/2025
7/31/2025
8/31/2025

Annual Performance

Average Annual Returns for the Periods Ended August 31, 2025:	1 Year	Since Inception ( 6/20/24 )
Defiance Nasdaq 100 Income Target ETF - at NAV	15.20%	10.40%
S&P 500® Total Return Index	15.88%	16.36%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.defianceetfs.com/qqqt for more recent performance information.

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated positive total returns. Since the underlying Nasdaq 100 Index (''NDX'') also was up over the reporting period, that was to be expected due to the exposure to the index. At the same time, the Fund paid out monthly dividends commensurate with the stated target of 20% per year in distributions. Since the Fund sells daily, near the money NDX call spreads, the Fund can potentially generate returns by delivering both extrinsic time premiums and upside capture of the daily moves of the underlying index. Unlike traditional covered calls which hard cap the upside, selling call spreads results in a soft cap where once the underlying index passes above the long leg in the spread, investors can rejoin upward participation in markets.

What Factors Influenced Performance?

The implied volatility of the underlying index plays a large role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the CBOE Volatility Index (''VIX'') was in a relatively higher volatility regime. Volatility saw an April surge while overall markets saw unrest due to multiple factors, such a tariffs and geopolitical unrest. This higher volatility provided ample opportunities for the Fund to meet its goal of targeted monthly income for investors. Since the Fund has downside risk, like any index, taking in premiums helps offset negative daily moves where an investor in the Fund would expect to lose less on that day compared with simply holding an instrument that had index exposure.

Positioning of the Fund

The Fund aims to generate high targeted current income for investors looking for alternative yield options in the marketplace with the ability to sell daily option spreads.

With higher-than-average volatility expected around ongoing tariff announcements, geopolitical uncertainty, and a Fed pivot, we believe the Fund is positioned to continue to capture premiums for investors and while having the ability to participate in market upside beyond the soft cap.

On days the NDX is lower, we’d expect the Fund to lose less than the index due to the premiums received from selling the call spreads.

Defiance Nasdaq 100 Income Target ETF Tailored Shareholder Report

Key Fund Statistics

(as of August 31, 2025)

Fund Size (Thousands)	$27,916
Number of Holdings	4
Total Advisory Fee	$168,796
Portfolio Turnover	12%

What did the Fund invest in?

(as of August 31, 2025)

Security Type - Investments &

Other Financial Instruments

(% of total net assets)

Exchange Traded Funds
100.0%
Purchased Options
0.4%
Written Options
-0.5%
Cash & Cash Equivalents
-0.4%

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Top Holdings	(% of net assets)
Invesco QQQ Trust Series 1	100.0
First American Government Obligations Fund - Class X, 4.22%	1.4
Nasdaq 100 Stock Index, Expiration: 09/02/2025; Exercise Price: $23,415.42	-0.5
NASDAQ 100 Index, Expiration: 09/02/2025; Exercise Price: $23,462.25	0.4

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.defianceetfs.com/qqqt.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF Tailored Shareholder Report

annual shareholder report August 31, 2025

Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF

Ticker: QQQY (Listed on The Nasdaq Stock Market, LLC )

This annual shareholder report contains important information about the Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF (the "Fund") for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.defianceetfs.com/qqqy . You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Nasdaq 100 Enhanced Income Options & 0DTE Income ETF	$ 105	1.01%

Cumulative Performance

(Initial Investment of $10,000)

Defiance Nasdaq 100 Enhanced Income Options & 0DTE Income ETF - $12,536
S&P 500® Total Return Index - $14,859
$15,000
$14,500
$14,000
$13,500
$13,000
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
9/13/2023
10/31/2023
12/31/2023
2/29/2024
4/30/2024
6/30/2024
8/31/2024
10/31/2024
12/31/2024
2/28/2025
4/30/2025
6/30/2025
8/31/2025

Annual Performance

Average Annual Returns for the Periods Ended August 31, 2025:	1 Year	Since Inception (9/13/23)
Defiance Nasdaq 100 Enhanced Income Options & 0DTE Income ETF - at NAV	8.21%	12.17%
S&P 500® Total Return Index	15.88%	22.30%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.defianceetfs.com/qqqy for more recent performance information.

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated positive total returns while paying out substantial monthly and weekly dividends. Since the Fund sells daily, in-the-money Nasdaq 100 Index (''NDX'') puts, the Fund can potentially generate returns by delivering both extrinsic time premiums and limited upside capture of the daily moves of the underlying index. During the reporting period, since the SPX performance was positive, this combined with extrinsic premiums captured, enabled the Fund to also produce positive total returns for investors.

What Factors Influenced Performance?

The implied volatility of the underlying index plays a large role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the CBOE Volatility Index surged. Volatility saw an April surge while overall markets saw unrest due to multiple factors, such a tariffs and geopolitical unrest. This higher volatility provided ample opportunities for the Fund to meet its goal of targeted monthly income for investors. Since the Fund has downside risk, like any index, taking in premiums helps offset negative daily moves where an investor in the Fund would expect to lose less on that day compared with simply holding an instrument that had index exposure. As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution. Since the Fund has downside risk, like any index, taking in premiums helps offset negative daily moves where an investor in the Fund would expect to lose less on that day compared with simply holding an instrument that had index exposure.

Positioning of the Fund

The Fund aims to generate high targeted current income for investors looking for alternative yield options in the marketplace with the ability to sell 0 DTE (options that expire same day) or 1 DTE (options that expire the next trading day). With higher-than-average volatility expected around tariffs, geopolitical uncertainty, and a Fed pivot, we believe the Fund is positioned to continue to capture premiums for investors and some limited upside daily.

Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF Tailored Shareholder Report

Key Fund Statistics

(as of August 31, 2025)

Fund Size (Thousands)	$186,039
Number of Holdings	8
Total Advisory Fee	$1,645,395
Portfolio Turnover	0%

What did the Fund invest in?

(as of August 31, 2025)

Security Type - Investments &

Other Financial Instruments

(% of total net assets)

U.S. Treasury Bills
52.0%
Cash & Cash Equivalents
24.8%
U.S. Treasury Securities
23.2%
Written Options
-0.5%

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Top Holdings	(% of net assets)
United States Treasury Bills	52.0
United States Treasury Notes/Bonds	23.2
First American Government Obligations Fund - Class X, 4.22%	9.1
NASDAQ 100 Index, Expiration: 09/02/2025; Exercise Price: $23,480.00	-0.5

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.defianceetfs.com/qqqy.

Fund Changes

Effective April 25, 2025, the Fund changed their distribution frequency from monthly to weekly.

Effective October 23, 2025, the Fund updated it's investment objective to the following, as well as outlining new principal investment strategies:

"The Fund's primary investment objective is to seek current income.

The Fund’s secondary investment objective is to seek exposure to the performance of the Nasdaq 100 Index (the “Index”)."

Under the Fund’s new principal investment strategies, the Fund will seek to generate options premium by maintaining long exposure to its reference index and selling a daily call option spread on that index. The Fund will target a distribution rate of approximately 30%. This approach is designed to generate options premium while more fully participating in the gains of the underlying index. This represents a shift from the Fund’s current strategy, which seeks to income by selling a daily put option on the index, which caps the upside capture of index gains on a daily basis.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Oil Enhanced Options Income ETF Tailored Shareholder Report

annual shareholder report August 31, 2025

Defiance Oil Enhanced Options Income ETF

Ticker: USOY (Listed on The Nasdaq Stock Market, LLC )

This annual shareholder report contains important information about the Defiance Oil Enhanced Options Income ETF (the "Fund") for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.defianceetfs.com/usoy . You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Oil Enhanced Options Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Oil Enhanced Options Income ETF	$ 116	1.11%

Cumulative Performance

(Initial Investment of $10,000)

Defiance Oil Enhanced Options Income ETF - $10,537
S&P 500® Total Return Index - $12,610
$13,000
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
5/9/2024
5/31/2024
6/30/2024
7/31/2024
8/31/2024
9/30/2024
10/31/2024
11/30/2024
12/31/2024
1/31/2025
2/28/2025
3/31/2025
4/30/2025
5/31/2025
6/30/2025
7/31/2025
8/31/2025

Annual Performance

Average Annual Returns for the Periods Ended August 31, 2025:	1 Year	Since Inception ( 5/9/24 )
Defiance Oil Enhanced Options Income ETF - at NAV	9.11%	4.09%
S&P 500® Total Return Index	15.88%	19.33%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.defianceetfs.com/usoy for more recent performance information.

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated slightly positive total returns. Even though the reference underlying United States Oil Fund LP (''USO'') was only slightly positive on a total return basis, the Fund’s performance was as positive and paid out high monthly and weekly dividends due to taking in weekly option premiums. The Fund can potentially generate returns by delivering both extrinsic time premiums and upside capture of the weekly moves of the underlying asset.

What Factors Influenced Performance?

The implied volatility of the underlying asset plays a large role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the implied volatility on USO was generally muted, with a rise in overall volatility April due to tariffs and early summer due to the Israeli/Iranian military conflict. As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution. This higher volatility provided ample opportunities for the Fund to meet its goal of income for investors. Since the Fund has downside risk, like any asset, taking in premiums helps offset negative weekly moves where an investor in the Fund would expect to lose less in that week compared with simply holding an instrument that had index exposure.

Positioning of the Fund

The Fund aims to generate high targeted current income for investors looking for alternative yield options in the marketplace with the ability to sell weekly put options.

With higher-than-average volatility expected around the geopolitical uncertainty and a Fed pivot, we believe the Fund is positioned to capture premiums for investors while having the ability to participate in market upside to its weekly cap.

In weeks the USO is lower, we’d expect the Fund to lose less than USO due to the premiums received from selling puts.

Defiance Oil Enhanced Options Income ETF Tailored Shareholder Report

Key Fund Statistics

(as of August 31, 2025)

Fund Size (Thousands)	$57,390
Number of Holdings	9
Total Advisory Fee	$283,761
Portfolio Turnover	658%

What did the Fund invest in?

(as of August 31, 2025)

Security Type - Investments &

Other Financial Instruments

(% of total net assets)

U.S. Treasury Bills
52.6%
U.S. Treasury Securities
25.8%
Cash & Cash Equivalents
21.6%
Written Options
-1.4%

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Top Holdings	(% of net assets)
United States Treasury Bills	52.6
United States Treasury Notes/Bonds	25.8
First American Government Obligations Fund - Class X, 4.22%	15.9
United States Oil Fund LP, Expiration: 09/03/2025; Exercise Price: $76.00	-0.9
United States Oil Fund LP, Expiration: 09/03/2025; Exercise Price: $75.00	-0.5

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.defianceetfs.com/usoy.

Fund Changes

Effective June 6, 2025 , the Fund changed their distribution frequency from monthly to weekly.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance R2000 Enhanced Options & 0DTE Income ETF Tailored Shareholder Report

annual shareholder report August 31, 2025

Defiance R2000 Enhanced Options & 0DTE Income ETF

Ticker: IWMY (Listed on NYSE Arca, Inc. )

This annual shareholder report contains important information about the Defiance R2000 Enhanced Options & 0DTE Income ETF (the "Fund") for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.defianceetfs.com/iwmy . You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance R2000 Enhanced Options & 0DTE Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance R2000 Enhanced Options & 0DTE Income ETF	$ 110	1.05%

Cumulative Performance

(Initial Investment of $10,000)

Defiance R2000 Enhanced Options & 0DTE Income ETF - $12,882
S&P 500® Total Return Index - $15,906
$16,000
$15,500
$15,000
$14,500
$14,000
$13,500
$13,000
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
10/30/2023
11/30/2023
1/31/2024
3/31/2024
5/31/2024
7/31/2024
9/30/2024
11/30/2024
1/31/2025
3/31/2025
5/31/2025
7/31/2025
8/31/2025

Annual Performance

Average Annual Returns for the Periods Ended August 31, 2025:	1 Year	Since Inception ( 10/30/23 )
Defiance R2000 Enhanced Options & 0DTE Income ETF - at NAV	9.19%	14.76%
S&P 500® Total Return Index	15.88%	28.72%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.defianceetfs.com/iwmy for more recent performance information.

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated positive total returns while paying out substantial monthly and weekly dividends. Since the Fund sells daily, in-the-money Russell 2000 Index (''RUT'') puts, the Fund can potentially generate returns by delivering both extrinsic time premiums and limited upside capture of the daily moves of the underlying index. During the reporting period, since the RUT performance was positive, this, combined with extrinsic premiums captured, enabled the Fund to also produce positive total returns for investors.

What Factors Influenced Performance?

The implied volatility of the underlying index plays a large role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the CBOE Russell 2000 Volatility Index was elevated and continually was higher relative to both the S&P 500® Index (''SPX'') and Nasdaq 100 Index (''NDX'') equivalents. Volatility saw an April surge while overall markets saw unrest due to multiple factors, such a tariffs and geopolitical unrest. This higher volatility provided ample opportunities for the Fund to meet its goal of targeted monthly income for investors. Since the Fund has downside risk, like any index, taking in premiums helps offset negative daily moves where an investor in the Fund would expect to lose less on that day compared with simply holding an instrument that had index exposure. As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution. Since the Fund has downside risk, like any index, taking in premiums helps offset negative daily moves where an investor in the Fund would expect to lose less on that day compared with simply holding an instrument that had index exposure.

Positioning of the Fund

The Fund aims to generate high targeted current income for investors looking for alternative yield options in the marketplace with the ability to sell 0 DTE (options that expire same day) or 1 DTE (options that expire the next trading day).

With higher-than-average volatility expected around ongoing tariff announcements, geopolitical uncertainty, and a Fed pivot, we believe the Fund is positioned to continue to capture premiums for investors. We also expect the RUT to have a higher relative implied volatility level to its sister indexes NDX and SPX.

Defiance R2000 Enhanced Options & 0DTE Income ETF Tailored Shareholder Report

Key Fund Statistics

(as of August 31, 2025)

Fund Size (Thousands)	$141,807
Number of Holdings	8
Total Advisory Fee	$1,158,296
Portfolio Turnover	5%

What did the Fund invest in?

(as of August 31, 2025)

Security Type - Investments &

Other Financial Instruments

(% of total net assets)

U.S. Treasury Bills
55.8%
Cash & Cash Equivalents
23.9%
U.S. Treasury Securities
20.3%
Written Options
-0.6%

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Top Holdings	(% of net assets)
United States Treasury Bills	55.8
United States Treasury Notes/Bonds	20.3
First American Government Obligations Fund - Class X, 4.22%	9.0
Russell 2000 Index, Expiration: 09/02/2025; Exercise Price: $2,375.00	-0.6

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.defianceetfs.com/iwmy.

Fund Changes

Effective April 25, 2025, the Fund changed their distribution frequency from monthly to weekly.

Effective October 23, 2025, the Fund updated it's investment objective to the following, as well as outlining new principal investment strategies:

"The Fund's primary investment objective is to seek current income.

The Fund’s secondary investment objective is to seek exposure to the performance of the Russell 2000 Index (the “Index”)."

Under the Fund’s new principal investment strategies, the Fund will seek to generate options premium by maintaining long exposure to its reference index and selling a daily call option spread on that index. The Fund will target a distribution rate of approximately 30%. This approach is designed to generate options premium while more fully participating in the gains of the underlying index. This represents a shift from the Fund’s current strategy, which seeks to income by selling a daily put option on the index, which caps the upside capture of index gains on a daily basis.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance S&P 500® Income Target ETF Tailored Shareholder Report

annual shareholder report August 31, 2025

Defiance S&P 500® Income Target ETF

Ticker: SPYT (Listed on NYSE Arca, Inc. )

This annual shareholder report contains important information about the Defiance S&P 500® Income Target ETF (the "Fund") for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.defianceetfs.com/spyt . You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance S&P 500® Income Target ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance S&P 500® Income Target ETF	$ 94	0.89%

Cumulative Performance

(Initial Investment of $10,000)

Defiance S&P 500® Income Target ETF - $12,213
S&P 500® Total Return Index - $12,843
$13,000
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
3/4/2024
4/30/2024
6/30/2024
8/31/2024
10/31/2024
12/31/2024
2/28/2025
4/30/2025
6/30/2025
8/31/2025

Annual Performance

Average Annual Returns for the Periods Ended August 31, 2025:	1 Year	Since Inception ( 3/4/24 )
Defiance S&P 500® Income Target ETF - at NAV	11.89%	14.33%
S&P 500® Total Return Index	15.88%	18.24%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.defianceetfs.com/spyt for more recent performance information.

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated positive total returns. Since the underlying S&P 500® Index (''SPX'') was also up over the reporting period, that was to be expected due to the exposure to the index. At the same time, the Fund paid out monthly dividends commensurate with the stated target of 20% per year in distributions. Since the Fund sells daily, near the money SPX call spreads, the Fund can potentially generate returns by delivering both extrinsic time premiums and upside capture of the daily moves of the underlying index. Unlike traditional covered calls which hard cap the upside, selling call spreads results in a soft cap where once the underlying index passes above the long leg in the spread, investors can rejoin upward participation in markets.

What Factors Influenced Performance?

The implied volatility of the underlying index plays a large role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the CBOE Volatility Index (''VIX'') was in a relatively higher volatility regime. The VIX saw an April surge while overall markets saw unrest due to multiple factors, such a tariffs and geopolitical unrest. This higher volatility provided ample opportunities for the Fund to meet its goal of targeted monthly income for investors. Since the Fund has downside risk, like any index, taking in premiums helps offset negative daily moves where an investor in the Fund would expect to lose less on that day compared with simply holding an instrument that had index exposure.

Positioning of the Fund

The Fund aims to generate high targeted current income for investors looking for alternative yield options in the marketplace with the ability to sell daily option spreads.

With higher-than-average volatility expected around ongoing tariff announcements, geopolitical uncertainty, and a Fed pivot, we believe the Fund is positioned to continue to capture premiums for investors and while having the ability to participate in market upside beyond the soft cap.

On days the SPX is lower, we’d expect the Fund to lose less than the index due to the premiums received from selling the call spreads.

Defiance S&P 500® Income Target ETF Tailored Shareholder Report

Key Fund Statistics

(as of August 31, 2025)

Fund Size (Thousands)	$111,164
Number of Holdings	4
Total Advisory Fee	$782,212
Portfolio Turnover	31%

What did the Fund invest in?

(as of August 31, 2025)

Security Type - Investments &

Other Financial Instruments

(% of total net assets)

Exchange Traded Funds
99.9%
Written Options
-0.3%
Purchased Options
0.2%
Cash & Cash Equivalents
-0.1%

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Top Holdings	(% of net assets)
iShares Core S&P 500 ETF	99.9
S&P 500 Index, Expiration: 09/02/2025; Exercise Price: $6,460.26	-0.3
S&P 500 Index, Expiration: 09/02/2025; Exercise Price: $6,473.18	0.2
First American Government Obligations Fund - Class X, 4.22%	0.1

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.defianceetfs.com/spyt.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance S&P 500® Enhanced Options & 0DTE Income ETF Tailored Shareholder Report

annual shareholder report August 31, 2025

Defiance S&P 500® Enhanced Options & 0DTE Income ETF

Ticker: WDTE (Listed on NYSE Arca, Inc. )

This annual shareholder report contains important information about the Defiance S&P 500® Enhanced Options & 0DTE Income ETF (the "Fund") for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.defianceetfs.com/wdte . You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance S&P 500® Enhanced Options & 0DTE Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance S&P 500® Enhanced Options & 0DTE Income ETF	$ 108	1.03%

Cumulative Performance

(Initial Investment of $10,000)

Defiance S&P 500® Enhanced Options & 0DTE Income ETF - $12,607
S&P 500® Total Return Index - $14,901
$15,000
$14,500
$14,000
$13,500
$13,000
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
9/18/2023
10/31/2023
12/31/2023
2/29/2024
4/30/2024
6/30/2024
8/31/2024
10/31/2024
12/31/2024
2/28/2025
4/30/2025
6/30/2025
8/31/2025

Annual Performance

Average Annual Returns for the Periods Ended August 31, 2025:	1 Year	Since Inception ( 9/18/25 )
Defiance S&P 500® Enhanced Options & 0DTE Income ETF - at NAV	9.39%	12.58%
S&P 500® Total Return Index	15.88%	22.65%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.defianceetfs.com/wdte for more recent performance information.

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated positive total returns while paying out substantial monthly and weekly dividends. Since the Fund sells daily, in-the-money S&P 500® Index (''SPX'') puts, the Fund can potentially generate returns by delivering both extrinsic time premiums and limited upside capture of the daily moves of the underlying index. During the reporting period, since the SPX performance was positive, this combined with extrinsic premiums captured, enabled the Fund to also produce positive total returns for investors.

What Factors Influenced Performance?

The implied volatility of the underlying index plays a large role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the CBOE Volatility Index surged. Volatility saw an April surge while overall markets saw unrest due to multiple factors, such a tariffs and geopolitical unrest. This higher volatility provided ample opportunities for the Fund to meet its goal of targeted monthly income for investors. Since the Fund has downside risk, like any index, taking in premiums helps offset negative daily moves where an investor in the Fund would expect to lose less on that day compared with simply holding an instrument that had index exposure. As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution. Since the Fund has downside risk, like any index, taking in premiums helps offset negative daily moves where an investor in the Fund would expect to lose less on that day compared with simply holding an instrument that had index exposure.

Positioning of the Fund

The Fund aims to generate high targeted current income for investors looking for alternative yield options in the marketplace with the ability to sell 0 DTE (options that expire same day) or 1 DTE (options that expire the next trading day). With higher-than-average volatility expected around tariffs, geopolitical uncertainty, and a Fed pivot, we believe the Fund is positioned to continue to capture premiums for investors and some limited upside daily.

Defiance S&P 500® Enhanced Options & 0DTE Income ETF Tailored Shareholder Report

Key Fund Statistics

(as of August 31, 2025)

Fund Size (Thousands)	$73,127
Number of Holdings	8
Total Advisory Fee	$757,422
Portfolio Turnover	4%

What did the Fund invest in?

(as of August 31, 2025)

Sectors - Investments

(% of total net assets)

U.S. Treasury Bills
54.8%
U.S. Treasury Securities
25.1%
Cash & Cash Equivalents
20.1%
Written Options
-0.4%

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Top Holdings	(% of net assets)
United States Treasury Bills	54.8
United States Treasury Notes/Bonds	25.1
First American Government Obligations Fund - Class X, 4.22%	5.0
S&P 500 Index, Expiration: 09/02/2025; Exercise Price: $6,475.00	-0.4

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.defianceetfs.com/wdte.

Fund Changes

Effective April 25, 2025, the Fund changed their distribution frequency from monthly to weekly.

Effective October 23, 2025, the Fund updated it's investment objective to the following, as well as outlining new principal investment strategies:

"The Fund's primary investment objective is to seek current income.

The Fund’s secondary investment objective is to seek exposure to the performance of the S&P 500® Index (the “Index”)."

Under the Fund’s new principal investment strategies, the Fund will seek to generate options premium by maintaining long exposure to its reference index and selling a daily call option spread on that index. The Fund will target a distribution rate of approximately 30%. This approach is designed to generate options premium while more fully participating in the gains of the underlying index. This represents a shift from the Fund’s current strategy, which seeks to income by selling a daily put option on the index, which caps the upside capture of index gains on a daily basis.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. David Norris is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for these fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF

	FYE 8/31/2025	FYE 8/31/2024
( a ) Audit Fees	$13,000	$11,500
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	$3,000
( d ) All Other Fees	N/A	N/A

Defiance S&P 500 Enhanced Options & 0DTE Income ETF

	FYE 8/31/2025	FYE 8/31/2024
( a ) Audit Fees	$13,000	$11,500
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	$3,000
( d ) All Other Fees	N/A	N/A

Defiance R2000 Enhanced Options & 0DTE Income ETF

	FYE 8/31/2025	FYE 8/31/2024
( a ) Audit Fees	$13,000	$11,500
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	$3,000
( d ) All Other Fees	N/A	N/A

Defiance S&P 500 Income Target ETF

	FYE 8/31/2025	FYE 8/31/2024
( a ) Audit Fees	$13,000	$12,500
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	$3,000
( d ) All Other Fees	N/A	N/A

Defiance Oil Enhanced Options Income ETF

	FYE 8/31/2025	FYE 8/31/2024
( a ) Audit Fees	$13,000	$12,500
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	$3,000
( d ) All Other Fees	N/A	N/A

Defiance Nasdaq 100 Income Target ETF

	FYE 8/31/2025	FYE 8/31/2024
( a ) Audit Fees	$13,000	$12,500
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	$3,000
( d ) All Other Fees	N/A	N/A

Defiance AI & Power Infrastructure ETF

	FYE 8/31/2025	FYE 8/31/2024
( a ) Audit Fees	$13,000	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	N/A
( d ) All Other Fees	N/A	N/A

Defiance Gold Enhanced Options Income ETF

	FYE 8/31/2025	FYE 8/31/2024
( a ) Audit Fees	$13,000	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	N/A
( d ) All Other Fees	N/A	N/A

Defiance Large Cap ex-Mag 7 ETF

	FYE 8/31/2025	FYE 8/31/2024
( a ) Audit Fees	$13,000	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	N/A
( d ) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 8/31/2025	FYE 8/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last year.

Non-Audit Related Fees	FYE 8/31/2025	FYE 8/31/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Javier Marquina, Michelle McDonough, and David Norris.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

Financial Statements

August 31, 2025

Tidal Trust II

• Defiance AI & Power Infrastructure ETF	| AIPO	| The Nasdaq Stock Market, LLC
• Defiance Gold Enhanced Options Income ETF	| GLDY	| The Nasdaq Stock Market, LLC
• Defiance Large Cap ex-Mag 7 ETF	| XMAG	| The Nasdaq Stock Market, LLC
• Defiance Nasdaq 100 Income Target ETF	| QQQT	| The Nasdaq Stock Market, LLC
• Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF	| QQQY	| The Nasdaq Stock Market, LLC
• Defiance Oil Enhanced Options Income ETF	| USOY	| The Nasdaq Stock Market, LLC
• Defiance R2000 Enhanced Options & 0DTE Income ETF	| IWMY	| NYSE Arca, Inc.
• Defiance S&P 500 Income Target ETF	| SPYT	| NYSE Arca, Inc.
• Defiance S&P 500 Enhanced Options & 0DTE Income ETF	| WDTE	| NYSE Arca, Inc.

Defiance ETFs

Schedule of Investments	Defiance ETFs

August 31, 2025

Defiance AI & Power Infrastructure ETF

Schedule of Investments

COMMON STOCKS - 97.8%	Shares	Value
Commercial Services - 7.2%
Quanta Services, Inc.	1,827	$690,533

Electric - 15.5%
AES Corp.	2,147	29,070
Constellation Energy Corp.	994	306,132
Dominion Energy, Inc.	3,211	192,339
Evergy, Inc.	817	58,220
Oklo, Inc.(a)	2,242	165,101
PG&E Corp.	5,396	82,451
Pinnacle West Capital Corp.	342	30,561
Portland General Electric Co.	418	17,882
Public Service Enterprise Group, Inc.	1,749	143,995
Talen Energy Corp. (a)	138	52,291
TXNM Energy, Inc.	323	18,295
Vistra Corp.	1,222	231,092
Xcel Energy, Inc.	2,053	148,617
		1,476,046
Electrical Components & Equipment - 11.7%
American Superconductor Corp.(a)	2,584	128,941
Eaton Corp. PLC	1,995	696,534
EnerSys	989	101,521
Generac Holdings, Inc.(a)	1,031	190,993
		1,117,989
Electronics - 6.1%
Hubbell, Inc.	627	270,231
Itron, Inc.(a)	856	105,236
nVent Electric PLC	2,262	204,462
		579,929
Energy - Alternate Sources - 3.0%
Eos Energy Enterprises, Inc.(a)	15,999	110,393
Fluence Energy, Inc. (a)	12,331	91,250
Shoals Technologies Group, Inc. - Class A(a)	12,616	82,130
		283,773
Engineering & Construction - 5.0%
Dycom Industries, Inc. (a)	380	95,939
MasTec, Inc.(a)	988	179,510
MYR Group, Inc.(a)	304	56,930
Sterling Infrastructure, Inc.(a)	514	143,164
		475,543
Machinery - Construction & Mining - 22.1%
Argan, Inc.	267	60,935
Bloom Energy Corp. - Class A(a)	4,275	226,319
BWX Technologies, Inc.	1,312	212,596
GE Vernova, Inc.	1,349	826,897
NANO Nuclear Energy, Inc.(a)	2,033	66,154
Net Power, Inc.(a)	22,515	57,413
NuScale Power Corp. (a)	2,908	100,762
Vertiv Holdings Co. - Class A	4,359	555,990
		2,107,066

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Defiance ETFs

August 31, 2025

Metal Fabricate & Hardware - 1.2%
Valmont Industries, Inc.	323	118,580

Mining - 6.9%
Cameco Corp.	5,625	435,319
Centrus Energy Corp. - Class A(a)	518	104,496
NexGen Energy Ltd.(a)	15,181	119,626
		659,441
Semiconductors - 16.1%
Advanced Micro Devices, Inc.(a)	1,222	198,734
ARM Holdings PLC - ADR(a)	646	89,348
Astera Labs, Inc.(a)	931	169,628
Broadcom, Inc.	1,280	380,659
Lattice Semiconductor Corp.(a)	1,672	110,987
Marvell Technology, Inc.	1,482	93,166
NVIDIA Corp.	2,280	397,131
Rambus, Inc.(a)	1,388	102,393
		1,542,046
Software - 1.3%
Nebius Group NV(a)	1,748	119,423

Telecommunications - 1.7%
DigitalBridge Group, Inc.	7,942	90,618
Preformed Line Products Co.	385	73,562
		164,180
TOTAL COMMON STOCKS (Cost $9,457,087)		9,334,549

REAL ESTATE INVESTMENT TRUSTS - COMMON - 1.9%
Digital Realty Trust, Inc.	551	92,370
Equinix, Inc.	117	91,984
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $186,940)		184,354

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS - 0.3%
First American Government Obligations Fund - Class X, 4.22%(b)	26,036	26,036
TOTAL MONEY MARKET FUNDS (Cost $26,036)		26,036

TOTAL INVESTMENTS - 100.0% (Cost $9,670,063)		9,544,939
Other Assets in Excess of Liabilities - 0.0%(c)		3,404
TOTAL NET ASSETS - 100.0%		$9,548,343

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

PLC - Public Limited Company

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.

(c)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

Schedules of Investments & Written Options Contracts	Defiance ETFs

August 31, 2025

Defiance Gold Enhanced Options Income ETF

Schedule of Investments

U.S. TREASURY SECURITIES - 5.4%	Par	Value
United States Treasury Note/Bond
4.25%, 10/15/2025(a)	$150,000	$149,998
3.88%, 01/15/2026(a)	150,000	149,875
TOTAL U.S. TREASURY SECURITIES (Cost $299,976)		299,873

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS - 52.2%	Shares
First American Government Obligations Fund - Class X, 4.22%(b)(c)	2,920,709	2,920,709
TOTAL MONEY MARKET FUNDS (Cost $2,920,709)		2,920,709

U.S. TREASURY BILLS - 40.5%	Par
4.18%, 11/06/2025(a)(d)	715,000	709,733
4.06%, 02/19/2026(a)(d)	717,000	703,937
4.04%, 07/09/2026(a)(d)	730,000	706,634
3.83%, 08/06/2026(a)(d)	153,000	147,694
TOTAL U.S. TREASURY BILLS (Cost $2,266,225)		2,267,998

TOTAL INVESTMENTS - 98.1% (Cost $5,486,910)		5,488,580
Other Assets in Excess of Liabilities - 1.9%		109,079
TOTAL NET ASSETS - 100.0%		$5,597,659

Percentages are stated as a percent of net assets.

(a)	All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of August 31, 2025 is $1,698,703.

(b)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.

(c)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(d)	The rate shown is the annualized effective yield as of August 31, 2025.

Defiance Gold Enhanced Options Income ETF

Schedule of Written Options

WRITTEN OPTIONS - (0.6)%	Notional Amount	Contracts	Value
Put Options - (0.6)%
SPDR Gold Shares, Expiration: 09/03/2025; Exercise Price: $318.00(a)(b)	$(5,725,260)	(180)	$(34,380)
TOTAL WRITTEN OPTIONS (Premiums received $39,731)			$(34,380)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Defiance ETFs

August 31, 2025

Defiance Large Cap ex-Mag 7 ETF

Schedule of Investments

COMMON STOCKS - 96.5%	Shares	Value
Advertising - 0.1%
Omnicom Group, Inc.	181	$14,178
Trade Desk, Inc. - Class A(a)	466	25,471
		39,649
Aerospace & Defense - 3.1%
Boeing Co.(a)	792	185,867
GE Aerospace	1,115	306,848
General Dynamics Corp.	260	84,388
HEICO Corp. - Class A	79	19,356
Howmet Aerospace, Inc.	414	72,077
L3Harris Technologies, Inc.	191	53,026
Lockheed Martin Corp.	245	111,629
Northrop Grumman Corp.	150	88,506
RTX Corp.	1,400	222,040
TransDigm Group, Inc.	55	76,938
		1,220,675
Agriculture - 1.1%
Altria Group, Inc.	1,765	118,626
Archer-Daniels-Midland Co.	465	29,127
Philip Morris International, Inc.	1,629	272,255
		420,008
Airlines - 0.3%
Delta Air Lines, Inc.	678	41,887
Southwest Airlines Co.	675	22,207
United Airlines Holdings, Inc.(a)	338	35,490
		99,584
Apparel - 0.3%
Deckers Outdoor Corp. (a)	149	17,825
NIKE, Inc. - Class B	1,207	93,385
		111,210
Auto Manufacturers - 0.6%
Cummins, Inc.	138	54,985
Ford Motor Co.	3,960	46,609
General Motors Co.	1,093	64,039
PACCAR, Inc.	540	53,989
		219,622
Auto Parts & Equipment - 0.0%(b)
Aptiv PLC(a)	227	18,053

Banks - 7.0%
Bank of America Corp.	7,894	400,542
Bank of New York Mellon Corp.	753	79,517
Citigroup, Inc.	1,966	189,857
Citizens Financial Group, Inc.	436	22,794
Fifth Third Bancorp	663	30,345
First Citizens BancShares, Inc. - Class A	9	17,855
Goldman Sachs Group, Inc.	320	238,480
Huntington Bancshares, Inc.	1,465	26,092

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Defiance ETFs

August 31, 2025

JPMorgan Chase & Co.	2,903	875,022
KeyCorp	1,141	22,090
M&T Bank Corp.	160	32,266
Morgan Stanley	1,298	195,323
Northern Trust Corp.	198	25,993
PNC Financial Services Group, Inc.	408	84,636
Regions Financial Corp.	893	24,459
State Street Corp.	291	33,456
Truist Financial Corp.	1,362	63,769
US Bancorp	1,601	78,177
Wells Fargo & Co.	3,425	281,466
		2,722,139
Beverages - 1.7%
Coca-Cola Co.	4,485	309,420
Coca-Cola Europacific Partners PLC	248	22,037
Constellation Brands, Inc. - Class A	161	26,073
Keurig Dr Pepper, Inc.	1,341	39,010
Monster Beverage Corp. (a)	724	45,185
PepsiCo, Inc.	1,442	214,353
		656,078
Biotechnology - 1.7%
Alnylam Pharmaceuticals, Inc.(a)	126	56,260
Amgen, Inc.	560	161,118
Biogen, Inc.(a)	145	19,172
BioMarin Pharmaceutical, Inc.(a)	177	10,314
Corteva, Inc.	708	52,526
Gilead Sciences, Inc.	1,312	148,217
Illumina, Inc.(a)	153	15,294
Incyte Corp.(a)	179	15,145
Moderna, Inc.(a)	363	8,745
Regeneron Pharmaceuticals, Inc.	106	61,554
Vertex Pharmaceuticals, Inc.(a)	266	104,011
		652,356
Building Materials - 0.9%
Builders FirstSource, Inc.(a)	103	14,284
Carrier Global Corp.	866	56,463
Johnson Controls International PLC	683	73,006
Lennox International, Inc.	31	17,294
Martin Marietta Materials, Inc.	61	37,601
Masco Corp.	216	15,852
Trane Technologies PLC	233	96,835
Vulcan Materials Co.	133	38,724
		350,059
Chemicals - 1.5%
Air Products and Chemicals, Inc.	230	67,645
CF Industries Holdings, Inc.	166	14,381
Dow, Inc.	682	16,798
DuPont de Nemours, Inc.	436	33,537
Ecolab, Inc.	262	72,584
International Flavors & Fragrances, Inc.	261	17,620
Linde PLC	488	233,406
LyondellBasell Industries NV - Class A	291	16,398
PPG Industries, Inc.	226	25,138
Sherwin-Williams Co.	242	88,531
		586,038

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Defiance ETFs

August 31, 2025

Commercial Services - 2.3%
Automatic Data Processing, Inc.	422	128,309
Block, Inc. - Class A(a)	537	42,767
Booz Allen Hamilton Holding Corp.	127	13,807
Cintas Corp.	377	79,181
Corpay, Inc.(a)	73	23,774
Equifax, Inc.	126	31,034
Global Payments, Inc.	244	21,672
Moody’s Corp.	184	93,796
PayPal Holdings, Inc. (a)	1,017	71,383
Quanta Services, Inc.	153	57,828
Rollins, Inc.	378	21,372
S&P Global, Inc.	323	177,146
Toast, Inc. - Class A(a)	467	21,062
TransUnion	200	17,680
United Rentals, Inc.	73	69,813
Verisk Analytics, Inc.	144	38,609
		909,233
Computers - 2.4%
Accenture PLC - Class A	655	170,280
Cognizant Technology Solutions Corp. - Class A	512	36,992
Crowdstrike Holdings, Inc. - Class A(a)	249	105,501
CyberArk Software Ltd. (a)	48	21,757
Dell Technologies, Inc. - Class C	326	39,821
Fortinet, Inc.(a)	686	54,036
Gartner, Inc.(a)	75	18,839
Hewlett Packard Enterprise Co.	1,301	29,364
HP, Inc.	953	27,199
International Business Machines Corp.	972	236,672
Leidos Holdings, Inc.	130	23,520
NetApp, Inc.	210	23,686
Okta, Inc. - Class A(a)	155	14,379
Pure Storage, Inc. - Class A(a)	311	24,137
Seagate Technology Holdings PLC	221	36,995
Super Micro Computer, Inc.(a)	529	21,975
Western Digital Corp.	363	29,163
Zscaler, Inc.(a)	110	30,476
		944,792
Cosmetics & Personal Care - 1.3%
Colgate-Palmolive Co.	830	69,778
Estee Lauder Cos., Inc. - Class A	228	20,915
Kenvue, Inc.	2,002	41,461
Procter & Gamble Co.	2,459	386,161
		518,315
Distribution & Wholesale - 0.4%
Copart, Inc.(a)	907	44,271
Fastenal Co.	1,194	59,294
WW Grainger, Inc.	45	45,607
		149,172
Diversified Financial Services - 6.4%
American Express Co.	743	246,141
Ameriprise Financial, Inc.	102	52,511
Apollo Global Management, Inc.	455	61,985
Ares Management Corp. - Class A	207	37,094

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Defiance ETFs

August 31, 2025

Blackrock, Inc.	151	170,198
Capital One Financial Corp.	662	150,420
Charles Schwab Corp.	1,793	171,841
CME Group, Inc. - Class A	376	100,208
Coinbase Global, Inc. - Class A(a)	204	62,126
Interactive Brokers Group, Inc. - Class A	442	27,510
Intercontinental Exchange, Inc.	597	105,430
LPL Financial Holdings, Inc.	82	29,887
Mastercard, Inc. - Class A	858	510,759
Nasdaq, Inc.	477	45,191
Raymond James Financial, Inc.	181	30,669
Synchrony Financial	378	28,856
T Rowe Price Group, Inc.	218	23,461
Visa, Inc. - Class A	1,793	630,742
		2,485,029
Electric - 3.2%
Alliant Energy Corp.	273	17,764
Ameren Corp.	270	26,941
American Electric Power Co., Inc.	548	60,839
CenterPoint Energy, Inc.	657	24,775
CMS Energy Corp.	298	21,328
Consolidated Edison, Inc.	375	36,836
Constellation Energy Corp.	326	100,402
Dominion Energy, Inc.	888	53,191
DTE Energy Co.	217	29,653
Duke Energy Corp.	810	99,217
Edison International	377	21,161
Entergy Corp.	448	39,464
Evergy, Inc.	225	16,034
Eversource Energy	364	23,322
Exelon Corp.	1,051	45,908
FirstEnergy Corp.	576	25,125
NextEra Energy, Inc.	2,202	158,654
NRG Energy, Inc.	198	28,821
PG&E Corp.	2,173	33,203
PPL Corp.	737	26,878
Public Service Enterprise Group, Inc.	520	42,812
Sempra	679	56,058
Southern Co.	1,153	106,422
Vistra Corp.	347	65,621
WEC Energy Group, Inc.	330	35,148
Xcel Energy, Inc.	584	42,276
		1,237,853
Electrical Components & Equipment - 0.7%
AMETEK, Inc.	239	44,167
Eaton Corp. PLC	420	146,639
Emerson Electric Co.	580	76,560
		267,366
Electronics - 1.4%
Amphenol Corp. - Class A	1,261	137,272
Fortive Corp.	362	17,325
Garmin Ltd.	175	42,319
Honeywell International, Inc.	673	147,724
Hubbell, Inc.	54	23,273
Jabil, Inc.	106	21,712
Keysight Technologies, Inc.(a)	177	28,927

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Defiance ETFs

August 31, 2025

Mettler-Toledo International, Inc.(a)	21	27,322
TE Connectivity PLC	308	63,602
Trimble, Inc.(a)	235	18,993
		528,469
Energy - Alternate Sources - 0.0%(b)
First Solar, Inc.(a)	96	18,738

Engineering & Construction - 0.1%
EMCOR Group, Inc.	43	26,660
Jacobs Solutions, Inc.	110	16,085
		42,745
Entertainment - 0.1%
Live Nation Entertainment, Inc.(a)	180	29,968

Environmental Control - 0.4%
Republic Services, Inc.	222	51,941
Veralto Corp.	232	24,636
Waste Management, Inc.	412	93,273
		169,850
Food - 0.9%
Conagra Brands, Inc.	464	8,876
General Mills, Inc.	538	26,540
Hershey Co.	146	26,827
Hormel Foods Corp.	404	10,278
J M Smucker Co.	96	10,609
Kellanova	307	24,406
Kraft Heinz Co.	1,192	33,340
Kroger Co.	720	48,845
McCormick & Co., Inc.	243	17,100
Mondelez International, Inc. - Class A	1,354	83,190
Sysco Corp.	505	40,637
Tyson Foods, Inc. - Class A	265	15,047
		345,695
Forest Products & Paper - 0.1%
International Paper Co.	601	29,858

Gas - 0.1%
Atmos Energy Corp.	165	27,411
NiSource, Inc.	455	19,233
		46,644
Hand & Machine Tools - 0.0%(b)
Stanley Black & Decker, Inc.	154	11,441

Healthcare - Products - 4.1%
Abbott Laboratories	1,816	240,911
Agilent Technologies, Inc.	288	36,190
Align Technology, Inc. (a)	72	10,221
Baxter International, Inc.	507	12,518
Boston Scientific Corp. (a)	1,546	163,103
Cooper Cos., Inc.(a)	184	12,401
Danaher Corp.	692	142,427
Edwards Lifesciences Corp.(a)	581	47,259
GE HealthCare Technologies, Inc.	474	34,948

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Defiance ETFs

August 31, 2025

Hologic, Inc.(a)	224	15,035
IDEXX Laboratories, Inc.(a)	82	53,061
Insulet Corp.(a)	72	24,471
Intuitive Surgical, Inc.(a)	376	177,959
Medtronic PLC	1,350	125,293
Natera, Inc.(a)	131	22,041
ResMed, Inc.	147	40,353
Revvity, Inc.	108	9,732
STERIS PLC	101	24,751
Stryker Corp.	375	146,779
Thermo Fisher Scientific, Inc.	394	194,132
Waters Corp.(a)	59	17,806
West Pharmaceutical Services, Inc.	73	18,027
Zimmer Biomet Holdings, Inc.	204	21,644
		1,591,062
Healthcare - Services - 1.7%
Centene Corp.(a)	510	14,810
Cigna Group	276	83,040
Elevance Health, Inc.	234	74,564
HCA Healthcare, Inc.	185	74,733
Humana, Inc.	122	37,047
ICON PLC(a)	79	14,057
IQVIA Holdings, Inc. (a)	171	32,629
Labcorp Holdings, Inc.	80	22,239
Molina Healthcare, Inc.(a)	42	7,595
Quest Diagnostics, Inc.	113	20,525
UnitedHealth Group, Inc.	950	294,376
		675,615
Home Builders - 0.3%
DR Horton, Inc.	313	53,047
Lennar Corp. - Class A	231	30,756
NVR, Inc.(a)	3	24,353
PulteGroup, Inc.	206	27,196
		135,352
Household Products & Wares - 0.2%
Avery Dennison Corp.	77	13,217
Church & Dwight Co., Inc.	237	22,079
Clorox Co.	126	14,893
Kimberly-Clark Corp.	333	43,004
		93,193
Insurance - 4.6%
Aflac, Inc.	521	55,674
Allstate Corp.	271	55,135
American International Group, Inc.	611	49,686
Aon PLC - Class A	216	79,272
Arthur J Gallagher & Co.	262	79,320
Berkshire Hathaway, Inc. - Class B(a)	1,403	705,681
Brown & Brown, Inc.	249	24,141
Chubb Ltd.	416	114,429
Cincinnati Financial Corp.	151	23,194
CNA Financial Corp.	256	12,685
Fidelity National Financial, Inc.	252	15,087
Hartford Insurance Group, Inc.	290	38,370
Loews Corp.	185	17,908
Markel Group, Inc. (a)	13	25,468

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Defiance ETFs

August 31, 2025

Marsh & McLennan Cos., Inc.	518	106,610
MetLife, Inc.	620	50,443
Principal Financial Group, Inc.	223	17,954
Progressive Corp.	612	151,201
Prudential Financial, Inc.	369	40,464
Travelers Cos., Inc.	234	63,533
W R Berkley Corp.	326	23,371
Willis Towers Watson PLC	101	33,006
		1,782,632
Internet - 4.2%
Airbnb, Inc. - Class A(a)	433	56,519
Booking Holdings, Inc.	32	179,170
CDW Corp.	133	21,913
Coupang, Inc. - Class A(a)	1,392	39,783
DoorDash, Inc. - Class A(a)	351	86,083
eBay, Inc.	466	42,224
Expedia Group, Inc. - Class A	123	26,420
Gen Digital, Inc.	598	18,060
GoDaddy, Inc. - Class A(a)	148	21,950
Grab Holdings, Ltd. - Class A - Class A(a)	2,551	12,730
Netflix, Inc.(a)	445	537,671
Palo Alto Networks, Inc.(a)	691	131,649
Pinterest, Inc. - Class A(a)	584	21,392
Robinhood Markets, Inc. - Class A(a)	767	79,791
Snap, Inc. - Class A(a)	1,238	8,839
Spotify Technology SA(a)	164	111,828
Uber Technologies, Inc.(a)	2,109	197,719
VeriSign, Inc.	96	26,244
		1,619,985
Iron & Steel - 0.1%
Nucor Corp.	227	33,762
Steel Dynamics, Inc.	148	19,376
		53,138
Leisure Time - 0.3%
Carnival Corp.(a)	1,127	35,940
Royal Caribbean Cruises Ltd.	255	92,621
		128,561
Lodging - 0.4%
Hilton Worldwide Holdings, Inc.	243	67,082
Las Vegas Sands Corp.	382	22,015
Marriott International, Inc. - Class A	235	62,947
		152,044
Machinery - Construction & Mining - 1.1%
Caterpillar, Inc.	492	206,168
GE Vernova, Inc.	294	180,213
Vertiv Holdings Co. - Class A	388	49,489
		435,870
Machinery - Diversified - 0.9%
Deere & Co.	261	124,925
Dover Corp.	138	24,683
IDEX Corp.	74	12,173
Ingersoll Rand, Inc.	417	33,122

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Defiance ETFs

August 31, 2025

Otis Worldwide Corp.	409	35,329
Rockwell Automation, Inc.	114	39,151
Westinghouse Air Brake Technologies Corp.	175	33,863
Xylem, Inc.	250	35,390
		338,636
Media - 1.2%
Charter Communications, Inc. - Class A(a)	107	28,417
Comcast Corp. - Class A	3,912	132,891
FactSet Research Systems, Inc.	37	13,813
Liberty Media Corp.-Liberty Formula One - Class C(a)	228	22,777
Walt Disney Co.	1,885	223,146
Warner Bros Discovery, Inc.(a)	2,548	29,659
		450,703
Mining - 0.5%
Anglogold Ashanti PLC	525	29,747
Freeport-McMoRan, Inc.	1,489	66,112
Newmont Corp.	1,161	86,378
Southern Copper Corp.	119	11,449
		193,686
Miscellaneous Manufacturing - 1.0%
3M Co.	558	86,786
Axon Enterprise, Inc. (a)	77	57,541
Carlisle Cos., Inc.	42	16,207
Illinois Tool Works, Inc.	304	80,454
Parker-Hannifin Corp.	128	97,197
Teledyne Technologies, Inc.(a)	46	24,756
Textron, Inc.	174	13,948
		376,889
Office - Business Equipment - 0.0%(b)
Zebra Technologies Corp. - Class A(a)	49	15,537

Oil & Gas - 3.5%
Chevron Corp.	1,832	294,219
ConocoPhillips	1,323	130,937
Coterra Energy, Inc.	726	17,743
Devon Energy Corp.	618	22,310
Diamondback Energy, Inc.	192	28,562
EOG Resources, Inc.	565	70,523
EQT Corp.	590	30,586
Expand Energy Corp.	218	21,098
Exxon Mobil Corp.	4,514	515,905
Marathon Petroleum Corp.	312	56,070
Occidental Petroleum Corp.	1,024	48,753
Phillips 66	420	56,104
Texas Pacific Land Corp.	23	21,470
Valero Energy Corp.	323	49,099
		1,363,379
Oil & Gas Services - 0.3%
Baker Hughes Co.	1,032	46,853
Halliburton Co.	876	19,911
Schlumberger NV	1,402	51,650
		118,414

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Defiance ETFs

August 31, 2025

Packaging & Containers - 0.1%
Amcor PLC	2,402	20,729
Ball Corp.	301	15,845
Packaging Corp. of America	84	18,309
		54,883
Pharmaceuticals - 6.2%
AbbVie, Inc.	1,851	389,450
Becton Dickinson & Co.	300	57,894
Bristol-Myers Squibb Co.	2,181	102,900
Cardinal Health, Inc.	248	36,897
Cencora, Inc.	188	54,823
CVS Health Corp.	1,319	96,485
Dexcom, Inc.(a)	381	28,704
Eli Lilly & Co.	891	652,729
Johnson & Johnson	2,524	447,177
McKesson Corp.	128	87,890
Merck & Co., Inc.	2,685	225,862
Pfizer, Inc.	6,106	151,184
Viatris, Inc.	1,172	12,365
Zoetis, Inc.	457	71,475
		2,415,835
Pipelines - 0.7%
Cheniere Energy, Inc.	229	55,377
Kinder Morgan, Inc.	2,099	56,631
ONEOK, Inc.	673	51,404
Targa Resources Corp.	216	36,236
Williams Cos., Inc.	1,267	73,334
		272,982
Private Equity - 0.6%
Blackstone, Inc.	761	130,435
KKR & Co., Inc.	726	101,270
		231,705
Real Estate - 0.2%
CBRE Group, Inc. - Class A(a)	301	48,798
CoStar Group, Inc.(a)	435	38,928
		87,726
Retail - 6.5%
AutoZone, Inc.(a)	17	71,375
Best Buy Co., Inc.	225	16,569
Burlington Stores, Inc.(a)	63	18,313
Carvana Co.(a)	124	46,118
Chipotle Mexican Grill, Inc.(a)	1,396	58,827
Costco Wholesale Corp.	463	436,757
Darden Restaurants, Inc.	119	24,626
Dollar General Corp.	223	24,253
Dollar Tree, Inc.(a)	216	23,581
Domino’s Pizza, Inc.	33	15,124
Genuine Parts Co.	145	20,203
Home Depot, Inc.	1,047	425,888
Lowe’s Cos., Inc.	609	157,159
Lululemon Athletica, Inc.(a)	101	20,422
McDonald’s Corp.	749	234,841
O’Reilly Automotive, Inc.(a)	55	5,702
Ross Stores, Inc.	333	49,004

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Defiance ETFs

August 31, 2025

Starbucks Corp.	1,189	104,858
Target Corp.	471	45,207
TJX Cos., Inc.	1,196	163,386
Tractor Supply Co.	522	32,239
Ulta Beauty, Inc.(a)	44	21,680
Walmart, Inc.	4,573	443,490
Williams-Sonoma, Inc.	120	22,583
Yum! Brands, Inc.	290	42,621
		2,524,826
Semiconductors - 7.8%
Advanced Micro Devices, Inc.(a)	1,691	275,007
Analog Devices, Inc.	519	130,430
Applied Materials, Inc.	838	134,717
Broadcom, Inc.	4,840	1,439,368
Entegris, Inc.	148	12,393
GlobalFoundries, Inc. (a)	107	3,573
Intel Corp.	4,552	110,841
KLA Corp.	136	118,592
Lam Research Corp.	1,340	134,201
Marvell Technology, Inc.	904	56,830
Microchip Technology, Inc.	552	35,880
Micron Technology, Inc.	1,167	138,885
Monolithic Power Systems, Inc.	46	38,445
ON Semiconductor Corp. (a)	407	20,183
QUALCOMM, Inc.	1,152	185,161
Skyworks Solutions, Inc.	155	11,616
Teradyne, Inc.	158	18,682
Texas Instruments, Inc.	951	192,558
		3,057,362
Software - 7.8%
Adobe, Inc.(a)	445	158,731
Akamai Technologies, Inc.(a)	147	11,632
AppLovin Corp. - Class A(a)	225	107,683
Atlassian Corp. - Class A(a)	168	29,867
Autodesk, Inc.(a)	219	68,919
Broadridge Financial Solutions, Inc.	119	30,419
Cadence Design Systems, Inc.(a)	281	98,471
Cloudflare, Inc. - Class A(a)	316	65,952
Datadog, Inc. - Class A(a)	319	43,601
Docusign, Inc.(a)	187	14,335
Duolingo, Inc.(a)	36	10,723
Electronic Arts, Inc.	241	41,440
Fair Isaac Corp.(a)	23	34,998
Fidelity National Information Services, Inc.	527	36,790
Fiserv, Inc.(a)	570	78,763
Guidewire Software, Inc.(a)	86	18,664
HubSpot, Inc.(a)	50	24,158
Intuit, Inc.	282	188,094
Jack Henry & Associates, Inc.	75	12,245
MongoDB, Inc.(a)	82	25,880
MSCI, Inc.	80	45,418
Nutanix, Inc. - Class A(a)	264	17,743
Oracle Corp.	1,731	391,431
Palantir Technologies, Inc. - Class A(a)	2,211	346,486
Paychex, Inc.	327	45,602
PTC, Inc.(a)	121	25,833
ROBLOX Corp. - Class A(a)	603	75,128

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Defiance ETFs

August 31, 2025

Roper Technologies, Inc.	109	57,368
Salesforce, Inc.	980	251,125
ServiceNow, Inc.(a)	219	200,924
Snowflake, Inc. - Class A(a)	329	78,519
SS&C Technologies Holdings, Inc.	225	19,948
Strategy, Inc. - Class A(a)	261	87,281
Synopsys, Inc.(a)	160	96,563
Take-Two Interactive Software, Inc.(a)	170	39,656
Twilio, Inc. - Class A(a)	148	15,630
Tyler Technologies, Inc.(a)	43	24,204
Veeva Systems, Inc. - Class A(a)	152	40,918
Workday, Inc. - Class A(a)	223	51,473
Zoom Communications, Inc. - Class A(a)	247	20,111
		3,032,726
Telecommunications - 2.9%
Arista Networks, Inc. (a)	1,083	147,884
AT&T, Inc.	7,598	222,545
Cisco Systems, Inc.	4,223	291,767
Corning, Inc.	809	54,227
Motorola Solutions, Inc.	172	81,263
T-Mobile US, Inc.	506	127,507
Ubiquiti, Inc.	4	2,113
Verizon Communications, Inc.	4,477	198,018
		1,125,324
Transportation - 1.1%
CSX Corp.	1,951	63,427
Expeditors International of Washington, Inc.	139	16,755
FedEx Corp.	229	52,915
JB Hunt Transport Services, Inc.	84	12,179
Norfolk Southern Corp.	234	65,515
Old Dominion Freight Line, Inc.	184	27,779
Union Pacific Corp.	632	141,296
United Parcel Service, Inc. - Class B	748	65,405
		445,271
Water - 0.1%
American Water Works Co., Inc.	199	28,559
TOTAL COMMON STOCKS (Cost $35,037,192)		37,632,534

REAL ESTATE INVESTMENT TRUSTS - COMMON - 2.8%
Alexandria Real Estate Equities, Inc.	166	13,685
American Tower Corp.	487	99,275
Annaly Capital Management, Inc.	545	11,549
AvalonBay Communities, Inc.	148	28,986
Camden Property Trust	97	10,862
Crown Castle, Inc.	452	44,811
Digital Realty Trust, Inc.	347	58,171
Equinix, Inc.	101	79,405
Equity LifeStyle Properties, Inc.	177	10,671
Equity Residential	373	24,663
Essex Property Trust, Inc.	62	16,753
Extra Space Storage, Inc.	219	31,444
Healthpeak Properties, Inc.	679	12,181
Host Hotels & Resorts, Inc.	682	11,737
Invitation Homes, Inc.	598	18,712
Iron Mountain, Inc.	293	27,053
Mid-America Apartment Communities, Inc.	119	17,353

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Defiance ETFs

August 31, 2025

Prologis, Inc.	964	109,684
Public Storage	160	47,134
Realty Income Corp.	942	55,352
Regency Centers Corp.	171	12,398
SBA Communications Corp.	108	22,124
Simon Property Group, Inc.	335	60,521
Sun Communities, Inc.	129	16,366
UDR, Inc.	314	12,425
Ventas, Inc.	467	31,793
VICI Properties, Inc.	1,100	37,158
Welltower, Inc.	690	116,113
Weyerhaeuser Co.	731	18,911
WP Carey, Inc.	217	14,561
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $1,075,218)		1,071,851

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS - 0.5%
First American Government Obligations Fund - Class X, 4.22%(c)	203,039	203,039
TOTAL MONEY MARKET FUNDS (Cost $203,039)		203,039

TOTAL INVESTMENTS - 99.8% (Cost $36,315,449)		38,907,424
Other Assets in Excess of Liabilities - 0.2%		86,782
TOTAL NET ASSETS - 100.0%		$38,994,206

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.

(b)	Represents less than 0.05% of net assets.

(c)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.

The accompanying notes are an integral part of these financial statements.

Schedules of Investments & Written Options Contracts	Defiance ETFs

August 31, 2025

Defiance Nasdaq 100 Income Target ETF

Schedule of Investments

EXCHANGE TRADED FUNDS - 100.0%		Shares	Value
Invesco QQQ Trust Series 1(a)(b)		48,955	$27,923,932
TOTAL EXCHANGE TRADED FUNDS (Cost $24,025,820)			27,923,932

PURCHASED OPTIONS - 0.4%	Notional Amount	Contracts
Call Options - 0.4%
Nasdaq 100 Stock Index, Expiration: 09/02/2025; Exercise Price: $23,462.25(c)(d)(e)(f)	$30,440,046	13	102,882
TOTAL PURCHASED OPTIONS (Cost $102,890)			102,882

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS - 1.4%		Shares
First American Government Obligations Fund - Class X, 4.22%(g)		383,956	383,956
TOTAL MONEY MARKET FUNDS (Cost $383,956)			383,956

TOTAL INVESTMENTS - 101.8% (Cost $24,512,666)			28,410,770
Liabilities in Excess of Other Assets - (1.8)%			(494,643)
TOTAL NET ASSETS - 100.0%			$27,916,127

Percentages are stated as a percent of net assets.

(a)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(b)	All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of August 31, 2025 is $5,863,712.
(c)	Non-income producing security.
(d)	Exchange-traded.
(e)	100 shares per contract.
(f)	FLexible EXchange® Options.
(g)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.

Defiance Nasdaq 100 Income Target ETF

Schedule of Written Options

WRITTEN OPTIONS - (0.5)%	Notional Amount	Contracts	Value
Call Options - (0.5)%
Nasdaq 100 Stock Index, Expiration: 09/02/2025; Exercise Price: $23,415.42(a)(b)(c)	$(30,440,046)	(13)	$(130,897)
TOTAL WRITTEN OPTIONS (Premiums received $130,889)			$(130,897)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	FLexible EXchange® Options.

The accompanying notes are an integral part of these financial statements.

Schedules of Investments & Written Options Contracts	Defiance ETFs

August 31, 2025

Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF

Schedule of Investments

U.S. TREASURY SECURITIES - 23.2%	Par	Value
United States Treasury Note/Bond
4.25%, 10/15/2025	$3,871,000	$3,870,938
3.88%, 01/15/2026(a)	39,349,000	39,316,296
TOTAL U.S. TREASURY SECURITIES (Cost $43,097,062)		43,187,234

SHORT-TERM INVESTMENTS

U.S. TREASURY BILLS - 52.0%
4.19%, 11/06/2025(a)(b)	14,515,000	14,408,073
3.99%, 02/19/2026(a)(b)	23,253,000	22,829,355
4.05%, 07/09/2026(a)(b)	36,150,000	34,992,929
3.84%, 08/06/2026(a)(b)	25,211,000	24,336,642
TOTAL U.S. TREASURY BILLS (Cost $96,496,266)		96,566,999

MONEY MARKET FUNDS - 9.1%	Shares
First American Government Obligations Fund - Class X, 4.22%(c)	16,995,780	16,995,780
TOTAL MONEY MARKET FUNDS (Cost $16,995,780)		16,995,780

TOTAL INVESTMENTS - 84.3% (Cost $156,589,108)		156,750,013
Other Assets in Excess of Liabilities - 15.7%		29,288,552
TOTAL NET ASSETS - 100.0%		$186,038,565

Percentages are stated as a percent of net assets.

(a)	All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of August 31, 2025 is $119,286,216.
(b)	The rate shown is the annualized effective yield as of August 31, 2025.
(c)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.

Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF

Schedule of Written Options

WRITTEN OPTIONS - (0.5)%	Notional Amount	Contracts	Value
Put Options - (0.5)%
Nasdaq 100 Stock Index, Expiration: 09/02/2025; Exercise Price: $23,480.00(a)(b)	$(194,347,986)	(83)	$(978,985)
TOTAL WRITTEN OPTIONS (Premiums received $1,078,948)			$(978,985)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.

Schedules of Investments & Written Options Contracts	Defiance ETFs

August 31, 2025

Defiance Oil Enhanced Options Income ETF

Schedule of Investments

U.S. TREASURY SECURITIES - 25.8%	Par	Value
United States Treasury Note/Bond
4.25%, 10/15/2025(a)	$6,848,000	$6,847,892
3.88%, 01/15/2026(a)	7,966,000	7,959,379
TOTAL U.S. TREASURY SECURITIES (Cost $14,804,455)		14,807,271

SHORT-TERM INVESTMENTS

U.S. TREASURY BILLS - 52.6%
4.19%, 11/06/2025(a)(b)	5,336,000	5,296,692
4.01%, 02/19/2026(a)(b)	10,212,000	10,025,948
4.02%, 07/09/2026(a)(b)	9,686,000	9,375,975
3.83%, 08/06/2026(a)(b)	5,721,000	5,522,586
TOTAL U.S. TREASURY BILLS (Cost $30,203,209)		30,221,201

MONEY MARKET FUNDS - 15.9%	Shares
First American Government Obligations Fund - Class X, 4.22%(c)	9,113,067	9,113,067
TOTAL MONEY MARKET FUNDS (Cost $9,113,067)		9,113,067

TOTAL INVESTMENTS - 94.3% (Cost $54,120,731)		54,141,539
Other Assets in Excess of Liabilities - 5.7%		3,248,528
TOTAL NET ASSETS - 100.0%		$57,390,067

Percentages are stated as a percent of net assets.

(a)	All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of August 31, 2025 is $10,839,205.
(b)	The rate shown is the annualized effective yield as of August 31, 2025.
(c)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.

Defiance Oil Enhanced Options Income ETF

Schedule of Written Options

WRITTEN OPTIONS - (1.4)%	Notional Amount	Contracts	Value
Put Options - (1.4)%
United States Oil Fund LP
Expiration: 09/03/2025; Exercise Price: $75.00(a)(b)	$(28,439,200)	(3,800)	$(266,000)
Expiration: 09/03/2025; Exercise Price: $76.00(a)(b)	(28,813,400)	(3,850)	(529,375)
TOTAL WRITTEN OPTIONS (Premiums received $787,502)			$(795,375)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.

Schedules of Investments & Written Options Contracts	Defiance ETFs

August 31, 2025

Defiance R2000 Enhanced Options & 0DTE Income ETF

Schedule of Investments

U.S. TREASURY SECURITIES - 20.3%	Par	Value
United States Treasury Note/Bond
4.25%, 10/15/2025(a)	$7,991,000	$7,990,873
3.88%, 01/15/2026(a)	20,819,000	20,801,697
TOTAL U.S. TREASURY SECURITIES (Cost $28,740,750)		28,792,570

SHORT-TERM INVESTMENTS

U.S. TREASURY BILLS - 55.8%
4.20%, 11/06/2025(a)(b)	14,485,000	14,378,294
3.98%, 02/19/2026(a)(b)	19,426,000	19,072,079
4.03%, 07/09/2026(a)(b)	27,501,000	26,620,761
3.85%, 08/06/2026(a)(b)	19,655,000	18,973,333
TOTAL U.S. TREASURY BILLS (Cost $78,991,972)		79,044,467

MONEY MARKET FUNDS - 9.0%	Shares
First American Government Obligations Fund - Class X, 4.22%(c)	12,791,723	12,791,723
TOTAL MONEY MARKET FUNDS (Cost $12,791,723)		12,791,723

TOTAL INVESTMENTS - 85.1% (Cost $120,524,445)		120,628,760
Other Assets in Excess of Liabilities - 14.9%		21,178,142
TOTAL NET ASSETS - 100.0%		$141,806,902

Percentages are stated as a percent of net assets.

(a)	All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of August 31, 2025 is $93,233,459.
(b)	The rate shown is the annualized effective yield as of August 31, 2025.
(c)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.

Defiance R2000 Enhanced Options & 0DTE Income ETF

Schedule of Written Options

WRITTEN OPTIONS - (0.6)%	Notional Amount	Contracts	Value
Put Options - (0.6)%
Russell 2000 Index, Expiration: 09/02/2025; Exercise Price: $2,375.00(a)(b)	$(148,847,692)	(629)	$(918,340)
TOTAL WRITTEN OPTIONS (Premiums received $949,397)			$(918,340)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.

Schedules of Investments & Written Options Contracts	Defiance ETFs

August 31, 2025

Defiance S&P 500 Income Target ETF

Schedule of Investments

EXCHANGE TRADED FUNDS - 99.9%		Shares	Value
iShares Core S&P 500 ETF(a)(b)		171,370	$111,102,599
TOTAL EXCHANGE TRADED FUNDS (Cost $95,864,260)			111,102,599

PURCHASED OPTIONS - 0.2%	Notional Amount	Contracts
Call Options - 0.2%
S&P 500 Index, Expiration: 09/02/2025; Exercise Price: $6,473.18 (c)(d)(e)(f)	$124,036,992	192	223,296
TOTAL PURCHASED OPTIONS (Cost $223,416)			223,296

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS - 0.1%		Shares
First American Government Obligations Fund - Class X, 4.22%(g)		57,231	57,231
TOTAL MONEY MARKET FUNDS (Cost $57,231)			57,231

TOTAL INVESTMENTS - 100.2% (Cost $96,144,907)			111,383,126
Liabilities in Excess of Other Assets - (0.2)%			(218,987)
TOTAL NET ASSETS - 100.0%			$111,164,139

Percentages are stated as a percent of net assets.

(a)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(b)	All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of August 31, 2025 is $52,429,638.
(c)	Non-income producing security.
(d)	Exchange-traded.
(e)	100 shares per contract.
(f)	FLexible EXchange® Options.
(g)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.

Defiance S&P 500 Income Target ETF

Schedule of Written Options

WRITTEN OPTIONS - (0.3)%	Notional Amount	Contracts	Value
Call Options - (0.3)%
S&P 500 Index, Expiration: 09/02/2025; Exercise Price: $6,460.26(a)(b)(c)	$(124,036,992)	(192)	$(334,848)
TOTAL WRITTEN OPTIONS (Premiums received $334,728)			$(334,848)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	FLexible EXchange® Options.

The accompanying notes are an integral part of these financial statements.

Schedules of Investments & Written Options Contracts	Defiance ETFs

August 31, 2025

Defiance S&P 500 Enhanced Options & 0DTE Income ETF

Schedule of Investments

U.S. TREASURY SECURITIES - 25.1%	Par	Value
United States Treasury Note/Bond
4.25%, 10/15/2025(a)	$4,525,000	$4,524,928
3.88%, 01/15/2026(a)	13,838,000	13,826,499
TOTAL U.S. TREASURY SECURITIES (Cost $18,316,757)		18,351,427

SHORT-TERM INVESTMENTS

U.S. TREASURY BILLS - 54.8%
4.20%, 11/06/2025(a)(b)	8,893,000	8,827,488
4.01%, 02/19/2026(a)(b)	8,923,000	8,760,432
4.06%, 07/09/2026(a)(b)	14,306,000	13,848,101
3.83%, 08/06/2026(a)(b)	8,951,000	8,640,565
TOTAL U.S. TREASURY BILLS (Cost $40,046,925)		40,076,586

MONEY MARKET FUNDS - 5.0%	Shares
First American Government Obligations Fund - Class X, 4.22%(c)	3,687,566	3,687,566
TOTAL MONEY MARKET FUNDS (Cost $3,687,566)		3,687,566

TOTAL INVESTMENTS - 84.9% (Cost $62,051,248)		62,115,579
Other Assets in Excess of Liabilities - 15.1%		11,011,223
TOTAL NET ASSETS - 100.0%		$73,126,802

Percentages are stated as a percent of net assets.

(a)	All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of August 31, 2025 is $58,425,618.
(b)	The rate shown is the annualized effective yield as of August 31, 2025.
(c)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.

Defiance S&P 500 Enhanced Options & 0DTE Income ETF

Schedule of Written Options

WRITTEN OPTIONS - (0.4)%	Notional Amount	Contracts	Value
Put Options - (0.4)%
S&P 500 Index, Expiration: 09/02/2025; Exercise Price: $6,475.00(a)(b)	$(76,877,094)	(119)	$(266,560)
TOTAL WRITTEN OPTIONS (Premiums received $281,156)			$(266,560)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities	Defiance ETFs

August 31, 2025

					Defiance Nasdaq
	Defiance AI &	Defiance Gold		Defiance Nasdaq	100 Enhanced
	Power	Enhanced Options	Defiance Large	100 Income Target	Options & 0DTE
	Infrastructure ETF	Income ETF	Cap ex-Mag 7 ETF	ETF	Income ETF
ASSETS:
Investments, at value (Note 2)	$9,544,939	$5,488,580	$38,907,424	$28,410,770	$156,750,013
Receivable for fund shares sold	1,005,090	—	541,585	—	629,590
Dividends receivable	2,343	9,027	47,967	1,765	54,352
Receivable for investments sold	—	39,731	—	130,889	1,078,948
Dividend tax reclaims receivable	—	—	53	—	—
Interest receivable	—	3,179	—	—	262,794
Deposit at broker for option contracts	—	96,507	—	—	31,253,541
Receivable for transaction fee	—	—	—	—	126
Total assets	10,552,372	5,637,024	39,497,029	28,543,424	190,029,364

LIABILITIES:
Written options contracts, at value	—	34,380	—	130,897	978,985
Payable for investments purchased	1,000,235	769	491,924	102,890	2,860,091
Payable to adviser (Note 4)	3,794	4,216	10,899	19,107	150,268
Interest payable	—	—	—	74	1,455
Due to broker	—	—	—	374,329	—
Total liabilities	1,004,029	39,365	502,823	627,297	3,990,799
NET ASSETS	$9,548,343	$5,597,659	$38,994,206	$27,916,127	$186,038,565

NET ASSETS CONSISTS OF:
Paid-in capital	$9,673,360	$5,595,989	$36,208,687	$27,900,571	$185,877,660
Total distributable earnings/(accumulated losses)	(125,017)	1,670	2,785,519	15,556	160,905
Total net assets	$9,548,343	$5,597,659	$38,994,206	$27,916,127	$186,038,565

Net assets	$9,548,343	$5,597,659	$38,994,206	$27,916,127	$186,038,565
Shares issued and outstanding(a)	475,000	325,000	1,800,000	1,550,000	7,383,308
Net asset value per share	$20.10	$17.22	$21.66	$18.01	$25.20

COST:
Investments, at cost	$9,670,063	$5,486,910	$36,315,449	$24,512,666	$156,589,108

PROCEEDS:
Written options premium received	$—	$39,731	$—	$130,889	$1,078,948

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities	Defiance ETFs

August 31, 2025

		Defiance R2000		Defiance S&P 500
	Defiance Oil	Enhanced Options		Enhanced Options
	Enhanced Options	& 0DTE Income	Defiance S&P 500	& 0DTE Income
	Income ETF	ETF	Income Target ETF	ETF
ASSETS:
Investments, at value (Note 2)	$54,141,539	$120,628,760	$111,383,126	$62,115,579
Deposit at broker for option contracts	3,265,342	22,133,365	83,167	11,552,175
Receivable for investments sold	787,502	949,397	334,728	281,156
Interest receivable	150,794	234,207	—	142,979
Dividends receivable	25,809	59,009	1,356	14,539
Total assets	58,370,986	144,004,738	111,802,377	74,106,428

LIABILITIES:
Written options contracts, at value	795,375	918,340	334,848	266,560
Payable for investments purchased	139,799	1,165,546	223,416	651,516
Payable to adviser (Note 4)	45,745	113,950	79,943	61,550
Interest payable	—	—	31	—
Total liabilities	980,919	2,197,836	638,238	979,626
NET ASSETS	$57,390,067	$141,806,902	$111,164,139	$73,126,802

NET ASSETS CONSISTS OF:
Paid-in capital	$57,369,259	$141,702,587	$111,164,139	$73,062,471
Total distributable earnings/(accumulated losses)	20,808	104,315	0	64,331
Total net assets	$57,390,067	$141,806,902	$111,164,139	$73,126,802

Net assets	$57,390,067	$141,806,902	$111,164,139	$73,126,802
Shares issued and outstanding(a)	6,800,000	6,141,648	6,075,000	2,174,979
Net asset value per share	$8.44	$23.09	$18.30	$33.62

COST:
Investments, at cost	$54,120,731	$120,524,445	$96,144,907	$62,051,248

PROCEEDS:
Written options premium received	$787,502	$949,397	$334,728	$281,156

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statements of Operations	Defiance ETFs

For the Year/Periods Ended August 31, 2025

	Defiance AI & Power Infrastructure ETF(a)	Defiance Gold Enhanced Options Income ETF(b)	Defiance Large Cap ex-Mag 7 ETF(c)	Defiance Nasdaq 100 Income Target ETF	Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF
INVESTMENT INCOME:
Dividend income	$3,799	$26,053	$361,456	$117,067	$230,738
Less: Dividend withholding taxes	—	—	(231)	—	—
Less: Issuance fees	—	—	(4)	—	—
Interest income	—	21,517	—	—	7,050,020
Total investment income	3,799	47,570	361,221	117,067	7,280,758

EXPENSES:
Investment advisory fee (Note 4)	3,871	10,933	74,397	168,796	1,645,395
Interest expense	—	261	—	29,357	38,770
Total expenses	3,871	11,194	74,397	198,153	1,684,165
NET INVESTMENT INCOME/(LOSS)	(72)	36,376	286,824	(81,086)	5,596,593

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	179	—	(73,454)	886,144	180,644
In-kind redemptions	—	—	231,066	—	—
Written options contracts	—	96,000	—	(1,747,412)	9,179,631
Net realized gain (loss)	179	96,000	157,612	(861,268)	9,360,275
Net change in unrealized appreciation (depreciation) on:
Investments	(125,124)	1,670	2,591,975	3,715,333	(640,171)
Written options contracts	—	5,351	—	(4,067)	239,517
Net change in unrealized appreciation (depreciation)	(125,124)	7,021	2,591,975	3,711,266	(400,654)
Net realized and unrealized gain (loss)	(124,945)	103,021	2,749,587	2,849,998	8,959,621
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(125,017)	$139,397	$3,036,411	$2,768,912	$14,556,214

(a)	Inception date of the Fund was July 24, 2025.
(b)	Inception date of the Fund was April 1, 2025.
(c)	Inception date of the Fund was October 21, 2024.

The accompanying notes are an integral part of these financial statements.

Statements of Operations	Defiance ETFs

For the Year Ended August 31, 2025

		Defiance R2000		Defiance S&P 500
	Defiance Oil	Enhanced Options		Enhanced Options
	Enhanced Options	& 0DTE Income	Defiance S&P 500	& 0DTE Income
	Income ETF	ETF	Income Target ETF	ETF
INVESTMENT INCOME:
Dividend income	$102,328	$227,899	$1,178,822	$66,814
Interest income	1,093,750	4,904,590	237	3,316,444
Total investment income	1,196,078	5,132,489	1,179,059	3,383,258

EXPENSES:
Investment advisory fee (Note 4)	283,761	1,158,296	782,212	757,422
Interest expense	34,991	71,164	37,989	29,151
Total expenses	318,752	1,229,460	820,201	786,573
NET INVESTMENT INCOME	877,326	3,903,029	358,858	2,596,685

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(742,944)	41,585	3,057,885	123,037
Written options contracts	1,899,331	6,948,097	(5,892,871)	4,185,669
Net realized gain (loss)	1,156,387	6,989,682	(2,834,986)	4,308,706
Net change in unrealized appreciation (depreciation) on:
Investments	(16,106)	(344,542)	12,606,550	(350,836)
Written options contracts	11,453	273,034	15,590	62,305
Net change in unrealized appreciation (depreciation)	(4,653)	(71,508)	12,622,140	(288,531)
Net realized and unrealized gain (loss)	1,151,734	6,918,174	9,787,154	4,020,175
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS	$2,029,060	$10,821,203	$10,146,012	$6,616,860

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Defiance ETFs

	Defiance AI & Power Infrastructure ETF	Defiance Gold Enhanced Options Income ETF	Defiance Large Cap ex-Mag 7 ETF
	Period ended August 31, 2025(a)	Period ended August 31, 2025(b)	Period ended August 31, 2025(c)
OPERATIONS:
Net investment income (loss)	$(72)	$36,376	$286,824
Net realized gain (loss)	179	96,000	157,612
Net change in unrealized appreciation (depreciation)	(125,124)	7,021	2,591,975
Net increase (decrease) in net assets from operations	(125,017)	139,397	3,036,411

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	(137,727)	(22,320)
From return of capital	—	(324,956)	—
Total distributions to shareholders	—	(462,683)	(22,320)

CAPITAL TRANSACTIONS:
Shares sold	9,673,360	5,920,945	37,517,998
Shares redeemed	—	—	(1,537,883)
Net increase (decrease) in net assets from capital transactions	9,673,360	5,920,945	35,980,115

NET INCREASE (DECREASE) IN NET ASSETS	9,548,343	5,597,659	38,994,206

NET ASSETS:
Beginning of the period	—	—	—
End of the period	$9,548,343	$5,597,659	$38,994,206

SHARES TRANSACTIONS
Shares sold	475,000	325,000	1,875,000
Shares redeemed	—	—	(75,000)
Total increase (decrease) in shares outstanding	475,000	325,000	1,800,000

(a)	Inception date of the Fund was July 24, 2025.
(b)	Inception date of the Fund was April 1, 2025.
(c)	Inception date of the Fund was October 21, 2024.

	Defiance Nasdaq 100 Income Target		Defiance Nasdaq 100 Enhanced
	ETF		Options & 0DTE Income ETF
	Year ended	Period ended	Year ended	Period ended
	August 31, 2025	August 31, 2024(a)	August 31, 2025	August 31, 2024(b)
OPERATIONS:
Net investment income (loss)	$(81,086)	$(3,883)	$5,596,593	$8,738,005
Net realized gain (loss)	(861,268)	(161,381)	9,360,275	26,903,147
Net change in unrealized appreciation (depreciation)	3,711,266	186,830	(400,654)	661,522
Net increase (decrease) in net assets from operations	2,768,912	21,566	14,556,214	36,302,674

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(2,616,172)	(158,750)	(15,154,919)	(35,543,064)
From return of capital	(1,347,786)	—	(76,104,934)	(91,578,333)
Total distributions to shareholders	(3,963,958)	(158,750)	(91,259,853)	(127,121,397)

CAPITAL TRANSACTIONS:
Shares sold	16,610,987	12,630,098	130,549,133	415,864,110
Shares redeemed	—	—	(79,521,483)	(113,477,715)
ETF transaction fees (Note 8)	4,983	2,289	42,014	104,868
Net increase (decrease) in net assets from capital transactions	16,615,970	12,632,387	51,069,664	302,491,263

NET INCREASE (DECREASE) IN NET ASSETS	15,420,924	12,495,203	(25,633,975)	211,672,540

NET ASSETS:
Beginning of the period	12,495,203	—	211,672,540	—

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Defiance ETFs

	Defiance Nasdaq 100 Income Target ETF		Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF
	Year ended August 31, 2025	Period ended August 31, 2024(a)	Year ended August 31, 2025	Period ended August 31, 2024(b)
End of the period	$27,916,127	$12,495,203	$186,038,565	$211,672,540

SHARES TRANSACTIONS
Shares sold	900,000	650,000	4,525,000	22,825,000
Shares redeemed	—	—	(2,475,000)	(5,825,025)
Reverse stock split (Note 9)	—	—	—	(11,666,667)
Total increase (decrease) in shares outstanding	900,000	650,000	2,050,000	5,333,308

(a)	Inception date of the Fund was June 20, 2024.
(b)	Inception date of the Fund was September 13, 2023.

	Defiance Oil Enhanced Options Income		Defiance R2000 Enhanced Options &
	ETF		0DTE Income ETF
	Year ended	Period ended	Year ended	Period ended
	August 31, 2025	August 31, 2024(a)	August 31, 2025	August 31, 2024(b)
OPERATIONS:
Net investment income (loss)	$877,326	$85,746	$3,903,029	$3,875,765
Net realized gain (loss)	1,156,387	(836,664)	6,989,682	7,304,987
Net change in unrealized appreciation (depreciation)	(4,653)	17,588	(71,508)	206,880
Net increase (decrease) in net assets from operations	2,029,060	(733,330)	10,821,203	11,387,632

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,189,176)	(85,746)	(11,141,547)	(10,962,973)
From return of capital	(21,338,379)	(821,017)	(64,913,865)	(59,894,642)
Total distributions to shareholders	(22,527,555)	(906,763)	(76,055,412)	(70,857,615)

CAPITAL TRANSACTIONS:
Shares sold	70,133,013	14,173,722	106,889,570	253,612,778
Shares redeemed	(4,795,400)	—	(31,198,750)	(62,882,921)
ETF transaction fees (Note 8)	14,985	2,335	27,618	62,799
Net increase (decrease) in net assets from capital transactions	65,352,598	14,176,057	75,718,438	190,792,656

NET INCREASE (DECREASE) IN NET ASSETS	44,854,103	12,535,964	10,484,229	131,322,673

NET ASSETS:
Beginning of the period	12,535,964	—	131,322,673	—
End of the period	$57,390,067	$12,535,964	$141,806,902	$131,322,673

SHARES TRANSACTIONS
Shares sold	6,525,000	750,000	3,850,000	13,350,000
Shares redeemed	(475,000)	—	(975,000)	(3,400,019)
Reverse stock split (Note 9)	—	—	—	(6,683,333)
Total increase (decrease) in shares outstanding	6,050,000	750,000	2,875,000	3,266,648

(a)	Inception date of the Fund was May 9, 2024.
(b)	Inception date of the Fund was October 30, 2023.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Defiance ETFs

			Defiance S&P 500 Enhanced Options &
	Defiance S&P 500 Income Target ETF		0DTE Income ETF
	Year ended	Period ended	Year ended	Period ended
	August 31, 2025	August 31, 2024(a)	August 31, 2025	August 31, 2024(b)
OPERATIONS:
Net investment income (loss)	$358,858	$(14,885)	$2,596,685	$3,936,550
Net realized gain (loss)	(2,834,986)	(598,668)	4,308,706	12,351,105
Net change in unrealized appreciation (depreciation)	12,622,140	2,615,959	(288,531)	367,458
Net increase (decrease) in net assets from operations	10,146,012	2,002,406	6,616,860	16,655,113

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(10,131,236)	(2,017,182)	(6,952,099)	(16,255,543)
From return of capital	(8,246,842)	—	(25,273,525)	(23,707,672)
Total distributions to shareholders	(18,378,078)	(2,017,182)	(32,225,624)	(39,963,215)

CAPITAL TRANSACTIONS:
Shares sold	94,094,355	65,424,875	32,743,857	157,958,078
Shares redeemed	(25,417,315)	(14,750,090)	(34,511,278)	(34,198,271)
ETF transaction fees (Note 8)	35,855	23,301	13,451	37,831
Net increase (decrease) in net assets from capital transactions	68,712,895	50,698,086	(1,753,970)	123,797,638

NET INCREASE (DECREASE) IN NET ASSETS	60,480,829	50,683,310	(27,362,734)	100,489,536

NET ASSETS:
Beginning of the period	50,683,310	—	100,489,536	—
End of the period	$111,164,139	$50,683,310	$73,126,802	$100,489,536

SHARES TRANSACTIONS
Shares sold	4,900,000	3,275,000	850,000	8,650,000
Shares redeemed	(1,350,000)	(750,000)	(850,000)	(1,625,021)
Reverse stock split (Note 9)	—	—	—	(4,850,000)
Total increase (decrease) in shares outstanding	3,550,000	2,525,000	—	2,174,979

(a)	Inception date of the Fund was March 4, 2024.
(b)	Inception date of the Fund was September 18, 2023.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Defiance ETFs

For a share outstanding throughout the period presented

Defiance AI & Power Infrastructure ETF

	Period ended August 31, 2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$20.00

INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.00	)(c)
Net realized and unrealized gain (loss) on investments(d)	0.10
Total from investment operations	0.10

Net asset value, end of period	$20.10

TOTAL RETURN(e)	0.51%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$9,548
Ratio of expenses to average net assets(f)	0.69%
Ratio of net investment income (loss) to average net assets(f)	(0.01)%
Portfolio turnover rate(e)(g)	0	%(h)

(a)	Inception date of the Fund was July 24, 2025.

(b)	Net investment income per share has been calculated based on average shares outstanding during the period.

(c)	Amount represents less than $0.005 per share.

(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to the timing of share transactions for the period.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	Portfolio turnover rate excludes in-kind transactions.

(h)	Amount represents less than 0.5%.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Defiance ETFs

For a share outstanding throughout the period presented

Defiance Gold Enhanced Options Income ETF

Period ended August 31, 2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.24
Net realized and unrealized gain (loss) on investments(c)	0.20
Total from investment operations	0.44

LESS DISTRIBUTIONS FROM:
Net investment income	(0.54)
Net realized gains	(0.42)
Return of capital	(2.26)
Total distributions	(3.22)
Net asset value, end of period	$17.22

TOTAL RETURN(d)	2.66%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$5,598
Ratio of expenses to average net assets(e)	1.01%
Ratio of interest expense to average net assets(e)	0.02%
Ratio of operational expenses to average net assets excluding interest expense(e)	0.99%
Ratio of net investment income (loss) to average net assets(e)	3.29%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was April 1, 2025.

(b)	Net investment income per share has been calculated based on average shares outstanding during the period.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to the timing of share transactions for the period.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Defiance ETFs

For a share outstanding throughout the period presented

Defiance Large Cap ex-Mag 7 ETF

Period ended August 31, 2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.24
Net realized and unrealized gain (loss) on investments(c)	1.47
Total from investment operations	1.71

LESS DISTRIBUTIONS FROM:
Net investment income	(0.05)
Total distributions	(0.05)
Net asset value, end of period	$21.66

TOTAL RETURN(d)	8.58%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$38,994
Ratio of expenses to average net assets(e)	0.35%
Ratio of net investment income (loss) to average net assets(e)	1.35%
Portfolio turnover rate(d)(f)	7%

(a)	Inception date of the Fund was October 21, 2024.

(b)	Net investment income per share has been calculated based on average shares outstanding during the period.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to the timing of share transactions for the period.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Defiance ETFs

For a share outstanding throughout the periods presented

Defiance Nasdaq 100 Income Target ETF

	Year ended August 31, 2025	Period ended August 31, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$19.22	$20.00

INVESTMENT OPERATIONS:
Net investment loss(b)(c)	(0.07)	(0.01)
Net realized and unrealized gain (loss) on investments(d)	2.60	(0.46)
Total from investment operations	2.53	(0.47)

LESS DISTRIBUTIONS FROM:
Net investment income	(1.01)	(0.12)
Net realized gains	(1.46)	(0.20)
Return of capital	(1.27)	—
Total distributions	(3.74)	(0.32)

ETF transaction fees per share	0.00 (e)	0.01
Net asset value, end of period	$18.01	$19.22

TOTAL RETURN(f)	15.20%	-2.28%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$27,916	$12,495
Ratio of expenses to average net assets(g)(h)	1.00%	0.88%
Ratio of interest expense to average net assets(g)(h)	0.15%	0.03%
Ratio of operational expenses to average net assets excluding interest expense(g)(h)	0.85%	0.85%
Ratio of net investment income (loss) to average net assets(g)(h)	(0.41)%	(0.24)%
Portfolio turnover rate(f)(i)	12%	10%

(a)	Inception date of the Fund was June 20, 2024.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to the timing of share transactions for the periods.

(e)	Amount represents less than $0.005 per share.

(f)	Not annualized for periods less than one year.

(g)	Annualized for periods less than one year.

(h)	These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends of the underlying exchange traded funds in which the Fund invests.

(i)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Defiance ETFs

For a share outstanding throughout the periods presented

Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF

	Year ended August 31, 2025	Period ended August 31, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$39.69	$60.00 (g)

INVESTMENT OPERATIONS:
Net investment income(b)	0.98	1.86
Net realized and unrealized gain (loss) on investments(c)	0.85	5.53
Total from investment operations	1.83	7.39

LESS DISTRIBUTIONS FROM:
Net investment income	(1.70)	(4.23)
Net realized gains	(1.01)	(3.52)
Return of capital	(13.62)	(19.97)
Total distributions	(16.33)	(27.72)

ETF transaction fees per share	0.01	0.02
Net asset value, end of period	$25.20	$39.69

TOTAL RETURN(d)	8.21%	15.89%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$186,039	$211,673
Ratio of expenses to average net assets(e)	1.01%	1.00%
Ratio of interest expense to average net assets(e)	0.02%	0.01%
Ratio of operational expenses to average net assets excluding interest expense(e)	0.99%	0.99%
Ratio of net investment income (loss) to average net assets(e)	3.37%	4.04%
Portfolio turnover rate(d)(f)	—%	9%

(a)	Inception date of the Fund was September 13, 2023.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to the timing of share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions.

(g)	During the period ended August 31, 2024, the Fund effected the following reverse stock split: August 1, 2024, 1 for 3. All historical per share information has been retroactively adjusted to reflect this reverse stock split. See Note 9 in the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Defiance ETFs

For a share outstanding throughout the periods presented

Defiance Oil Enhanced Options Income ETF

	Year ended August 31, 2025	Period ended August 31, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$16.71	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.33	0.23
Net realized and unrealized gain (loss) on investments(c)	0.87	(0.81)
Total from investment operations	1.20	(0.58)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.37)	(0.26)
Net realized gains	(0.13)	—
Return of capital	(8.98)	(2.46)
Total distributions	(9.48)	(2.72)

ETF transaction fees per share	0.01	0.01
Net asset value, end of period	$8.44	$16.71

TOTAL RETURN(d)	9.11%	-3.43%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$57,390	$12,536
Ratio of expenses to average net assets(e)	1.11%	1.22%
Ratio of interest expense to average net assets(e)	0.12%	0.23%
Ratio of operational expenses to average net assets excluding interest expense(e)	0.99%	0.99%
Ratio of net investment income (loss) to average net assets(e)	3.06%	4.03%
Portfolio turnover rate(d)(f)	658%	272%

(a)	Inception date of the Fund was May 9, 2024.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to the timing of share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Defiance ETFs

For a share outstanding throughout the periods presented

Defiance R2000 Enhanced Options & 0DTE Income ETF

	Year ended August 31, 2025	Period ended August 31, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$40.20	$60.00 (g)

INVESTMENT OPERATIONS:
Net investment income(b)	0.93	1.61
Net realized and unrealized gain (loss) on investments(c)	1.02	7.39
Total from investment operations	1.95	9.00

LESS DISTRIBUTIONS FROM:
Net investment income	(1.70)	(2.72)
Net realized gains	(1.09)	(1.74)
Return of capital	(16.28)	(24.37)
Total distributions	(19.07)	(28.83)

ETF transaction fees per share	0.01	0.03
Net asset value, end of period	$23.09	$40.20

TOTAL RETURN(d)	9.19%	17.97%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$141,807	$131,323
Ratio of expenses to average net assets(e)	1.05%	1.02%
Ratio of interest expense to average net assets(e)	0.06%	0.03%
Ratio of operational expenses to average net assets excluding interest expense(e)	0.99%	0.99%
Ratio of net investment income (loss) to average net assets(e)	3.34%	4.07%
Portfolio turnover rate(d)(f)	5%	—%

(a)	Inception date of the Fund was October 30, 2023.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to the timing of share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions.

(g)	During the period ended August 31, 2024, the Fund effected the following reverse stock split: August 1, 2024, 1 for 3. All historical per share information has been retroactively adjusted to reflect this reverse stock split. See Note 9 in the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Defiance ETFs

For a share outstanding throughout the periods presented

Defiance S&P 500 Income Target ETF

	Year ended August 31, 2025	Period ended August 31, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$20.07	$20.00

INVESTMENT OPERATIONS:
Net investment income (loss)(b)(c)	0.07	(0.01)
Net realized and unrealized gain (loss) on investments(d)	1.97	1.72
Total from investment operations	2.04	1.71

LESS DISTRIBUTIONS FROM:
Net investment income	(1.02)	(0.52)
Net realized gains	(1.09)	(1.14)
Return of capital	(1.71)	—
Total distributions	(3.82)	(1.66)

ETF transaction fees per share	0.01	0.02
Net asset value, end of period	$18.30	$20.07

TOTAL RETURN(e)	11.89%	9.17%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$111,164	$50,683
Ratio of expenses to average net assets(f)(g)	0.89%	0.85%
Ratio of interest expense to average net assets(f)(g)	0.04%	0.00	%(h)
Ratio of operational expenses to average net assets excluding interest expense(f)(g)	0.85%	0.85%
Ratio of net investment income (loss) to average net assets(f)(g)	0.39%	(0.13)%
Portfolio turnover rate(e)(i)	31%	85%

(a)	Inception date of the Fund was March 4, 2024.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to the timing of share transactions for the periods.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends of the underlying exchange traded funds in which the Fund invests.
(h)	Amount represents less than 0.005%.
(i)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Defiance ETFs

For a share outstanding throughout the periods presented

Defiance S&P 500 Enhanced Options & 0DTE Income ETF

	Year ended August 31, 2025	Period ended August 31, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$46.20	$60.00 (g)

INVESTMENT OPERATIONS:
Net investment income(b)	1.27	1.93
Net realized and unrealized gain (loss) on investments(c)	1.76	5.32
Total from investment operations	3.03	7.25

LESS DISTRIBUTIONS FROM:
Net investment income	(2.13)	(4.66)
Net realized gains	(1.24)	(3.91)
Return of capital	(12.25)	(12.50)
Total distributions	(15.62)	(21.07)

ETF transaction fees per share	0.01	0.02
Net asset value, end of period	$33.62	$46.20

TOTAL RETURN(d)	9.39%	15.25%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$73,127	$100,490
Ratio of expenses to average net assets(e)	1.03%	1.01%
Ratio of interest expense to average net assets(e)	0.04%	0.02%
Ratio of operational expenses to average net assets excluding interest expense(e)	0.99%	0.99%
Ratio of net investment income (loss) to average net assets(e)	3.39%	3.99%
Portfolio turnover rate(d)(f)	4%	12%

(a)	Inception date of the Fund was September 18, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to the timing of share transactions for the periods.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	During the period ended August 31, 2024, the Fund effected the following reverse stock split: August 1, 2024, 1 for 3. All historical per share information has been retroactively adjusted to reflect this reverse stock split. See Note 9 in the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

Notes to the Financial Statements	Defiance ETFs

August 31, 2025

NOTE 1 – ORGANIZATION

The Defiance ETFs (defined below) (each a “Fund”, and collectively the “Funds”) are each a non-diversified series of Tidal Trust II (the “Trust”), with the exception of the Defiance Large Cap ex-Mag 7 ETF, which is a diversified series of the Trust. The Trust was organized as a Delaware statutory trust on January 13, 2022. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Fund:	Commencement Date:
Defiance AI & Power Infrastructure ETF (the “AIPO ETF”)	July 24, 2025
Defiance Gold Enhanced Options Income ETF (the “GLDY ETF”)	April 1, 2025
Defiance Large Cap ex-Mag 7 ETF (the “XMAG ETF”)	October 21, 2024
Defiance Nasdaq 100 Income Target ETF (the “QQQT ETF”)	June 20, 2024
Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF (the “QQQY ETF”)	September 13, 2023
Defiance Oil Enhanced Options Income ETF (the “USOY ETF”)	May 9, 2024
Defiance R2000 Enhanced Options & 0DTE Income ETF (the “IWMY ETF”)	October 30, 2023
Defiance S&P 500 Income Target ETF (the “SPYT ETF”)	March 4, 2024
Defiance S&P 500 Enhanced Options & 0DTE Income ETF (the “WDTE ETF”)	September 18, 2023

Effective January 1, 2025, the Adviser acquired the trading team previously employed by ZEGA Financial, LLC (“ZEGA”), the former sub-adviser to each Fund, except the XMAG ETF. In connection with this transaction, ZEGA ceased operations as a registered investment adviser and resigned as sub -adviser. The Adviser has assumed full management responsibilities for the Funds. Jay Pestrichelli, a key member of each Fund’s portfolio management team previously employed by ZEGA, continues to serve as a portfolio manager for the Funds, now as an employee of the Adviser. There are no other portfolio manager changes for the Funds. This transaction did not result in any changes to each Fund’s investment objectives, principal investment strategies, or fees. The Funds continue to be managed in accordance with their stated policies and objectives, ensuring continuity for each Fund’s shareholders.

The primary investment objective of each Fund, except the AIPO ETF and XMAG ETF, is to seek current income.

The primary investment objective of the AIPO ETF is to seek to track the performance, before fees and expenses, of the MarketVector US Listed AI and Power Infrastructure Index.

GLDY ETF’s secondary investment objective is to seek exposure to the performance of SPDR Gold Shares subject to a limit on potential investment gains.

The primary investment objective of the XMAG ETF is to seek to track the performance, before fees and expenses, of the BITA US 500 ex-Magnificent 7 Index.

QQQT ETF’s secondary investment objective is to seek exposure to the performance of the Nasdaq 100 Index.

QQQY ETF’s secondary investment objective is to seek exposure to the performance of the Nasdaq 100 Index.

USOY ETF’s secondary investment objective is to seek exposure to the performance of United States Oil Fund, LP (“USO”) subject to a limit on potential investment gains.

IWMY ETF’s secondary investment objective is to seek exposure to the performance of the Russell 2000 Index.

SPYT ETF’s secondary investment objective is to seek exposure to the performance of the S&P 500 Index.

WDTE ETF’s secondary investment objective is to seek exposure to the performance of the S&P 500 Index.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Notes to the Financial Statements	Defiance ETFs

August 31, 2025

A. Security Valuation. Equity securities, which may include Real Estate Investment Trusts (“REITs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, LLC (the “NASDAQ”)), including securities traded over-the -counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on the NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Debt securities are valued by using an evaluated mean of the bid and ask prices provided by independent pricing agents. The independent pricing agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker- dealer supplied valuations, or other methodologies designed to identify the market value for such securities. In arriving at valuations, such methodologies generally consider factors such as security prices, yields, maturities, call features, ratings and developments relating to specific securities.

Options contracts are valued using the mean/mid of quoted bid and ask spread prices, as provided by independent pricing vendors. FLexible EXchange® Options (“FLEX Options”) listed on an exchange will typically be valued at a model-based price provided by the exchange at the official close of that exchange’s trading day. However, when the Funds’ options have a same-day market trade price, this same- day market trade price will be used for FLEX Option values instead of the exchange’s model-based price. If the exchange on which the option is traded is unable to provide a model price, model -based FLEX Options prices will additionally be provided by a backup third -party pricing provider. In selecting the model prices, the Adviser may provide a review of the calculation of model prices provided by each vendor, and may note to such vendors of any data errors observed, or where an underlying component value of the model pricing package may be missing or incorrect, prior to publication by the vendor of the model pricing to the Fund Accounting Agent for purposes of that day’s net asset value (“NAV”). If either pricing vendor is not available to provide a model price for that day, the value of a FLEX Option will be determined by the Valuation Designee in accordance with the Valuation Procedures (as defined below) . In instances where in the same trading day a particular FLEX Option is both represented in an all-cash basket (either a creation unit or redemption unit), as well as in an in-kind basket (either a creation unit or redemption unit), for valuation purposes that trading day the Funds will default to use the trade price for both instances, rather than using the model price otherwise available for the in-kind transaction.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.

As described above, the Funds utilize various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Notes to the Financial Statements	Defiance ETFs

August 31, 2025

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund’s investments as of August 31, 2025:

AIPO ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$9,334,549	$—	$—	$9,334,549
Real Estate Investment Trusts	184,354	—	—	184,354
Money Market Funds	26,036	—	—	26,036
Total Investments	$9,544,939	$—	$—	$9,544,939

GLDY ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$—	$299,873	$—	$299,873
U.S. Treasury Bills	—	2,267,998	—	2,267,998
Money Market Funds	2,920,709	—	—	2,920,709
Total Investments	$2,920,709	$2,567,871	$—	$5,488,580

Liabilities:
Other Financial Instruments:
Written Options	$—	$(34,380)	$—	$(34,380)
Total Investments	$—	$(34,380)	$—	$(34,380)

XMAG ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$37,632,534	$—	$—	$37,632,534
Real Estate Investment Trusts - Common	1,071,851	—	—	1,071,851
Money Market Funds	203,039	—	—	203,039
Total Investments	$38,907,424	$—	$—	$38,907,424

Notes to the Financial Statements	Defiance ETFs

August 31, 2025

QQQT ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$27,923,932	$—	$—	$27,923,932
Purchased Options	—	102,882	—	102,882
Money Market Funds	383,956	—	—	383,956
Total Investments	$28,307,888	$102,882	$—	$28,410,770

Liabilities:
Other Financial Instruments:
Written Options	$—	$(130,897)	$—	$(130,897)
Total Investments	$—	$(130,897)	$—	$(130,897)

QQQY ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$—	$43,187,234	$—	$43,187,234
U.S. Treasury Bills	—	96,566,999	—	96,566,999
Money Market Funds	16,995,780	—	—	16,995,780
Total Investments	$16,995,780	$139,754,233	$—	$156,750,013

Liabilities:
Other Financial Instruments:
Written Options	$—	$(978,985)	$—	$(978,985)
Total Investments	$—	$(978,985)	$—	$(978,985)

USOY ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$—	$14,807,271	$—	$14,807,271
U.S. Treasury Bills	—	30,221,201	—	30,221,201
Money Market Funds	9,113,067	—	—	9,113,067
Total Investments	$9,113,067	$45,028,472	$—	$54,141,539

Liabilities:
Other Financial Instruments:
Written Options	$—	$(795,375)	$—	$(795,375)
Total Investments	$—	$(795,375)	$—	$(795,375)

Notes to the Financial Statements	Defiance ETFs

August 31, 2025

IWMY ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$—	$28,792,570	$—	$28,792,570
U.S. Treasury Bills	—	79,044,467	—	79,044,467
Money Market Funds	12,791,723	—	—	12,791,723
Total Investments	$12,791,723	$107,837,037	$—	$120,628,760

Liabilities:
Other Financial Instruments:
Written Options	$—	$(918,340)	$—	$(918,340)
Total Investments	$—	$(918,340)	$—	$(918,340)

SPYT ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$111,102,599	$—	$—	$111,102,599
Purchased Options	—	223,296	—	223,296
Money Market Funds	57,231	—	—	57,231
Total Investments	$111,159,830	$223,296	$—	$111,383,126

Liabilities:
Other Financial Instruments:
Written Options	$—	$(334,848)	$—	$(334,848)
Total Investments	$—	$(334,848)	$—	$(334,848)

WDTE ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$—	$18,351,427	$—	$18,351,427
U.S. Treasury Bills	—	40,076,586	—	40,076,586
Money Market Funds	3,687,566	—	—	3,687,566
Total Investments	$3,687,566	$58,428,013	$—	$62,115,579

Liabilities:
Other Financial Instruments:
Written Options	$—	$(266,560)	$—	$(266,560)
Total Investments	$—	$(266,560)	$—	$(266,560)

Refer to the Schedule of Investments for further disaggregation of investment categories.

B. Derivative Instruments. As the buyer of a call option, each Fund has a right to buy the underlying reference instrument (e.g., a currency or security) at the exercise price at any time during the option period for American style options, and only on the option expiration date for European style options. Each Fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire. For example, a Fund may buy call options on underlying reference instruments that it intends to buy with the goal of limiting the risk of a substantial increase in their market price before the purchase is effected. Unless the price of the underlying reference instrument changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund, in which case such Fund would experience a loss to the extent of the premium paid for the option plus related transaction costs.

Notes to the Financial Statements	Defiance ETFs

August 31, 2025

As the buyer of a put option, each Fund has the right to sell the underlying reference instrument at the exercise price at any time during the option period for American style options, and only on the option expiration date for European style options. Like a call option, each Fund may enter into closing sale transactions with respect to put options, exercise them, or permit them to expire. A Fund may buy a put option on an underlying reference instrument owned by the Fund (a protective put) as a hedging technique in an attempt to protect against an anticipated decline in the market value of the underlying reference instrument. Such hedge protection is provided only during the life of the put option when a Fund, as the buyer of the put option, is able to sell the underlying reference instrument at the put exercise price, regardless of any decline in the underlying instrument’s market price. Each Fund may also seek to offset a decline in the value of the underlying reference instrument through appreciation in the value of the put option. Put options may also be purchased with the intent of protecting unrealized appreciation of an instrument when the Sub-Advisers deem it desirable to continue to hold the instrument because of tax or other considerations. The premium paid for the put option and any transaction costs would reduce any short-term capital gain that may be available for distribution when the instrument is eventually sold. Buying put options at a time when the buyer does not own the underlying reference instrument allows the buyer to benefit from a decline in the market price of the underlying reference instrument, which generally increases the value of the put option.

If a put option is not terminated in a closing sale transaction when it has remaining value, and if the market price of the underlying reference instrument remains equal to or greater than the exercise price during the life of the put option, the buyer would not make any gain upon exercise of the option and would experience a loss to the extent of the premium paid for the option plus related transaction costs. In order for the purchase of a put option to be profitable, the market price of the underlying reference instrument must decline sufficiently below the exercise price to cover the premium and transaction costs.

Writing options may permit the writer to generate additional income in the form of the premium received for writing the option. The writer of an option may have no control over when the underlying reference instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the writer may be notified of exercise at any time prior to the expiration of the option (for American style options). In general, though, options are infrequently exercised prior to expiration. Whether or not an option expires unexercised, the writer retains the amount of the premium. Writing “covered” call options means that the writer owns the underlying reference instrument that is subject to the call option. Call options may also be written on reference instruments that the writer does not own.

If a Fund writes a covered call option, any underlying reference instruments that are held by the Fund and are subject to the call option will be earmarked on the books of such Fund as segregated to satisfy its obligations under the option. A Fund will be unable to sell the underlying reference instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying reference instruments from segregation. As the writer of a covered call option, a Fund gives up the potential for capital appreciation above the exercise price of the option should the underlying reference instrument rise in value. If the value of the underlying reference instrument rises above the exercise price of the call option, the reference instrument will likely be “called away,” requiring a Fund to sell the underlying instrument at the exercise price. In that case, the Fund will sell the underlying reference instrument to the option.

By virtue of each Fund’s investments in option contracts, equity ETFs and equity indices, the Funds are exposed to common stocks indirectly which subjects the Funds to equity market risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Funds invest.

Each Fund has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

Notes to the Financial Statements	Defiance ETFs

August 31, 2025

For the periods ended August 31, 2025, each Funds’ monthly average quantity and notional value are described below:

		Average	Average
		Contracts	Notional Amount
GLDY ETF	Written Options	(102)	$(3,154,859)

QQQT ETF	Purchased Options	14	29,442,779

	Written Options	(13)	(27,636,223)

QQQY ETF	Written Options	(100)	(210,957,162)

USOY ETF	Written Options	(3,994)	(29,379,143)

IWMY ETF	Written Options	(637)	(139,987,506)

SPYT ETF	Purchased Options	213	125,971,727

	Written Options	(197)	(117,104,070)

WDTE ETF	Written Options	(174)	(102,664,260)

Statements of Assets & Liabilities

Fair value of derivative instruments as of August 31, 2025:

	Asset Derivatives		Liability Derivatives

Fund:	Purchased Options:	Balance Sheet Location	Written Options:	Balance Sheet Location

		Investments, at value	Written options contracts, at value
AIPO ETF	Equity Risk	$—	Equity Risk	$—
GLDY ETF	Commodity Risk	—	Commodity Risk	34,380
XMAG ETF	Equity Risk	—	Equity Risk	—
QQQT ETF	Equity Risk	102,882	Equity Risk	130,897
QQQY ETF	Equity Risk	—	Equity Risk	978,985
USOY ETF	Commodity Risk	—	Commodity Risk	795,375
IWMY ETF	Equity Risk	—	Equity Risk	918,340
SPYT ETF	Equity Risk	223,296	Equity Risk	334,848
WDTE ETF	Equity Risk	—	Equity Risk	266,560

Notes to the Financial Statements	Defiance ETFs

August 31, 2025

Statements of Operations

The effect of derivative instruments on the Statements of Operations for the year/periods ended August 31, 2025:

	Realized Gain (Loss)		Change in Unrealized Appreciation (Depreciation)
Fund:	Purchased Options:	Location:	Purchased Options:	Location:
		Net realized gain (loss) from Investments		Net change in unrealized appreciation (depreciation) on Investments
AIPO ETF	Equity Risk	$—	Equity Risk	$—
GLDY ETF	Commodity Risk	—	Commodity Risk	—
XMAG ETF	Equity Risk	—	Equity Risk	—
QQQT ETF	Equity Risk	971,872	Equity Risk	4,184
QQQY ETF	Equity Risk	—	Equity Risk	—
USOY ETF	Commodity Risk	—	Commodity Risk	—
IWMY ETF	Equity Risk	—	Equity Risk	—
SPYT ETF	Equity Risk	3,358,787	Equity Risk	(10,330)
WDTE ETF	Equity Risk	—	Equity Risk	—

	Realized Gain (Loss)		Change in Unrealized Appreciation (Depreciation)
Fund:	Written Options:	Location:	Written Options:	Location:
		Net realized gain (loss) from Written options contracts		Net change in unrealized appreciation (depreciation) on Written options contracts
AIPO ETF	Equity Risk	$—	Equity Risk	$—
GLDY ETF	Commodity Risk	96,000	Commodity Risk	5,351
XMAG ETF	Equity Risk	—	Equity Risk	—
QQQT ETF	Equity Risk	(1,747,412)	Equity Risk	(4,067)
QQQY ETF	Equity Risk	9,179,631	Equity Risk	239,517
USOY ETF	Commodity Risk	1,899,331	Commodity Risk	11,453
IWMY ETF	Equity Risk	6,948,097	Equity Risk	273,034
SPYT ETF	Equity Risk	(5,892,871)	Equity Risk	15,590
WDTE ETF	Equity Risk	4,185,669	Equity Risk	62,305

The Funds are not subject to master netting agreements; therefore, no additional disclosures regarding netting agreements are required.

C. Federal Income Taxes. Each Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, each Fund intends to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, each Fund is subject to a 4% excise tax that is imposed if a Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use the Funds’ fiscal year) . The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

Notes to the Financial Statements	Defiance ETFs

August 31, 2025

As of August 31, 2025, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.

D. Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non -cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

E. Return of Capital Distributions. During the period ended August 31, 2025, the following funds received the following in distributions from portfolio companies that were classified as return of capital for tax purposes: GLDY ETF $324,956, QQQT ETF $1,347,786, QQQY ETF $76,104,934, USOY ETF 21,338,379, IWMY ETF $ 64,913,865, SPYT ETF $8,246,842, WDTE ETF $25,273,525. These amounts are excluded from dividend income in the Statements of Operations and have been recorded as a reduction of the cost basis of the related investments.

F. Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the GLDY ETF, QQQY ETF, IWMY ETF, USOY ETF and WDTE ETF are declared and paid weekly. Distributions to shareholders from net investment income, if any, for the QQQT ETF and SPYT ETF are declared and paid monthly. Prior to June 16, 2025, income distributions from net investment income for GLDY ETF and USOY ETF were declared and paid monthly. Distributions to shareholders from net investment income, if any, for the AIPO ETF and XMAG ETF are declared and paid annually. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

G. Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting periods. Actual results could differ from those estimates.

H. Share Valuation. The net asset value (“NAV”) per Share is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for each Fund, rounded to the nearest cent. AIPO ETF, GLDY ETF, XMAG ETF, QQQT ETF, QQQY ETF and USOY ETF Shares will not be priced on the days on which NASDAQ is closed for trading. IWMY ETF, SPYT ETF, and WDTE ETF Shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

I. Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

J. Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of each Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

K. Derivatives Transactions. Pursuant to Rule 18f-4 under the 1940 Act, the SEC imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation and cover framework arising from prior SEC guidance for covering derivatives and certain financial instruments currently used by funds to comply with Section 18 of the 1940 Act and treats derivatives as senior securities. Under Rule 18f-4, a fund’s derivatives exposure is limited through a value-at-risk test. The Funds whose use of derivatives is more than a limited specified exposure amount are required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by a fund’s board of trustees, and appoint a derivatives risk manager. The Funds implemented a Rule 18f-4 Derivative Risk Management Program that complies with Rule 18f-4.

Notes to the Financial Statements	Defiance ETFs

August 31, 2025

L. Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per Share. These reclassifications are primarily due to redemptions in-kind. For the year/periods ended August 31, 2025, the following adjustments were made:

		Total Distributable
	Paid-In	Earnings/(Accumulated
Fund	Capital	Losses)
AIPO ETF	$0	$0
GLDY ETF	$0	$0
XMAG ETF	$228,572	$(228,572)
QQQT ETF	$0	$0
QQQY ETF	$0	$0
USOY ETF	$0	$0
IWMY ETF	$0	$0
SPYT ETF	$0	$0
WDTE ETF	$0	$0

NOTE 3 – PRINCIPAL INVESTMENT RISKS

Artificial Intelligence Risk (AIPO ETF Only). Issuers engaged in artificial intelligence typically have high research and capital expenditures and, as a result, their profitability can vary widely, if they are profitable at all. The space in which they are engaged is highly competitive and issuers’ products and services may become obsolete very quickly. These companies are heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. The issuers are also subject to legal, regulatory and political changes that may have a large impact on their profitability. A failure in an issuer’s product or even questions about the safety of the product could be devastating to the issuer, especially if it is the marquee product of the issuer. It can be difficult to accurately capture what qualifies as an artificial intelligence company.

Concentration Risk (XMAG ETF Only). To the extent that the Fund concentrates in an industry, it will be subject to the risk that economic, political, or other conditions that have a negative effect on that industry will negatively impact the Fund to a greater extent than if its assets were invested in a wider variety of industries.

Counterparty Risk (GLDY ETF, QQQY ETF, QQQT ETF, USOY ETF, IWMY ETF, WDTE ETF & SPYT ETF Only). The Funds are subject to counterparty risk by virtue of their investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, each Fund’s counterparty is a clearing house rather than a bank or broker. Since the Funds are not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Funds will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Funds with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of each Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Funds might not be fully protected in the event of the clearing member’s bankruptcy, as the Funds would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Funds are also subject to the risk that a limited number of clearing members are willing to transact on each Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults, the Funds could lose some or all the benefits of a transaction entered into by the Funds with the clearing member. If the Funds cannot find a clearing member to transact with on each Fund’s behalf, the Funds may be unable to effectively implement its investment strategy.

Notes to the Financial Statements	Defiance ETFs

August 31, 2025

Derivatives Risk (GLDY ETF, QQQY ETF, QQQT ETF, USOY ETF, IWMY ETF, WDTE ETF & SPYT ETF Only). Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs and exchange-traded products (“ETPs”)), interest rates or indices. Each Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Funds use derivatives, there may be an imperfect correlation between the value of the Indices and the derivative, which may prevent the Funds from achieving their investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Funds to losses in excess of those amounts initially invested. In addition, each Fund’s investments in derivatives are subject to the following risk:

● Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Funds in particular, the value of the options contracts in which they invest are substantially influenced by the value of the Indices. The Funds may experience substantial downside from specific option positions and certain option positions held by the Funds may expire worthless. The options held by the Funds are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values of the options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Funds will be determined based on market quotations or other recognized pricing methods.

●	(GLDY ETF and USOY ETF Only). Additionally, each Fund’s practice of rolling may cause each Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for each Fund if the market value of the asset has fallen substantially. Furthermore, when each Fund seeks to trade out of puts, especially near expiration, there is an added risk that each Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact each Fund’s liquidity and market exposure, particularly in volatile market conditions.

Equity Market Risk (AIPO ETF & XMAG ETF). Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Funds invest.

Exchange-Traded Fund (“ETF”) Risks.

●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Funds have a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Funds (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●	Cash Redemption Risk (GLDY ETF, QQQT ETF, QQQY ETF, USOY ETF, IWMY ETF, SPYT ETF and WDTE ETF Only). Each Fund’s investment strategy may require them to redeem Shares for cash or to otherwise include cash as part of their redemption proceeds. For example, the Funds may not be able to redeem in-kind certain securities held by the Funds (e.g., derivative instruments and bonds that cannot be broken up beyond certain minimum sizes needed for transfer and settlement). In such a case, the Funds may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Funds to recognize a capital gain that they might not have recognized if they had made a redemption in-kind. As a result, the Funds may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Funds in connection with cash redemptions that may not have occurred if the Funds had made a redemption in- kind. These costs could decrease the value of the Funds to the extent they are not offset by a transaction fee payable by an AP.

Notes to the Financial Statements	Defiance ETFs

August 31, 2025

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions or other charges imposed by brokers and bid-ask spreads, which is the cost of the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares, which varies over time for Shares based on trading volume and market liquidity, and the spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●	Management Risk (QQQY ETF, IWMY ETF and WDTE ETF Only). The Funds are subject to management risk because they are actively managed portfolios. In managing each Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Funds will meet their investment objectives.

●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate each Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Funds may trade on foreign exchanges that are closed when the Funds’ primary listing exchange is open, the Funds are likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

●	Trading. Although Shares are listed on a national securities exchange, such as the NYSE Arca, Inc. (“NYSE Arca”) and the NASDAQ (each of NYSE Arca and NASDAQ, an “Exchange”), and may be traded on U.S. exchanges other than the applicable Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of each Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for each Fund’s underlying portfolio holdings. These adverse effects on liquidity for Shares, in turn, could lead to wider bid-ask spreads and differences between the market price of Shares and the underlying value of those Shares.

GLD Risk (GLDY ETF Only). The Fund invests in options contracts that are based on the value of GLD. This subjects the Fund to certain of the same risks as if it owned shares of GLD, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of GLD, the Fund may also be subject to the following risks:

● GLD Trading Risk. An investment in GLD is subject to substantial risks, in particular, risks associated with investing in the gold market. GLD is subject to market fluctuations influenced by large-scale gold sales, especially during economic crises, which can adversely impact gold prices and, in turn, the investment value of the shares. Historical instances, such as the 2008 financial crisis, demonstrated this volatility, where substantial gold sales led to a marked decrease in its market price. Moreover, large disposals of gold by the official sector – encompassing central banks and other government entities – could result in a supply surplus, potentially diminishing gold’s market value. The valuation of the gold held by GLD is closely tied to the LBMA Gold Price PM. This benchmark is established through a bidding process by various market participants and any inaccuracies in its calculation or modifications to the benchmark process could significantly impact the Trust’s gold valuation and the investment value in shares.

GLD faces significant custodial and safeguarding risks regarding its gold holdings. There is an inherent danger of these gold bars being lost, damaged, stolen, or becoming inaccessible due to factors such as natural disasters or terrorism. GLD does not insure its gold, and the insurance held by its custodian might not fully cover potential losses. The custodian’s liability is restricted to direct losses from negligence, fraud, or willful default, limited to the gold’s market value at the time of the incident, a constraint that also applies to any subcustodians. Additionally, legal and practical difficulties in foreign jurisdictions could complicate the enforcement of rights or claims. The custodian, not specifically regulated for gold bullion custody, relies on industry best practices and internal controls, which presents a security risk for GLD’s gold. Furthermore, gold in GLD’s unallocated accounts isn’t segregated from the custodian’s assets, thus in the event of the custodian’s insolvency, GLD would be an unsecured creditor, potentially leading to delays and extra costs in recovering allocated gold. These challenges in dealing with subcustodians and the potential complications in legal actions due to the lack of direct contractual arrangements and the intricacies of foreign legal systems highlight the significant custodial risks in investing in GLD shares.

Notes to the Financial Statements	Defiance ETFs

August 31, 2025

● Indirect Investments in GLD. GLD is not affiliated with the Trust, the Fund, the Adviser, or its respective affiliates and is not involved with the offering of the Fund in any way and has no obligation to consider your Shares in taking any corporate action that might affect the value of Shares. GLD is not a registered investment company subject to the 1940 Act. Accordingly, investors in GLD (including the Fund via its indirect investments) do not have the protections expressly provided by that statute, including: provisions preventing GLD insiders from managing GLD to their benefit and to the detriment of shareholders; provisions preventing GLD from issuing securities having inequitable or discriminatory provisions; provisions preventing management by irresponsible persons; provisions preventing the use of unsound or misleading methods of computing GLD earnings and asset value; provisions prohibiting suspension of redemptions (except under limited circumstances); provisions limiting fund leverage; provisions imposing a fiduciary duty on fund managers with respect to receipt of compensation for services; and provisions preventing changes in GLD’s character without the consent of shareholders. Investors in the Fund will not have voting rights and will not be able to influence management of GLD but will be exposed to the performance of GLD. Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying ETP but will be subject to declines in the performance of the Underlying ETP. Although the Fund invests in GLD only indirectly, the Fund’s investments are subject to loss as a result of these risks.

● Gold Performance Risk. Price movements in gold may fluctuate quickly and dramatically, have a historically low correlation with the returns of the stock and bond markets, and may not correlate to the price movements in other asset classes. The price of gold bullion can be significantly affected by international monetary and political developments such as currency devaluation or revaluation, central bank movements, economic and social conditions within a country, transactional or trade imbalances, or trade or currency restrictions between countries. Physical gold bullion has sales commission, storage, insurance and auditing expenses. Additional factors that impact the price of gold include, but are not limited to, overall market movements, changes in interest rates, changes in the global supply and demand for gold, the quantity of gold imports and exports, factors that impact gold production, such as drought, floods and weather conditions, technological advances in the processing and mining of gold and an increase in the hedging of precious metals, such as gold. Investments in gold generally may be speculative and subject to greater price volatility than investments in other types of assets. The price of metals, such as gold, is related to, among other things, worldwide metal prices and extraction and production costs. Worldwide metal prices may fluctuate substantially over short periods of time, and as a result, the Fund’s Share price may be more volatile than other types of investments.

GLD is not an investment company subject to the 1940 Act. Accordingly, investors in the Underlying ETP do not have the protections expressly provided by that statute, including: provisions preventing Underlying ETP insiders from managing the Underlying ETP to their benefit and to the detriment of shareholders; provisions preventing the Underlying ETP from issuing securities having inequitable or discriminatory provisions; provisions preventing management by irresponsible persons; provisions preventing the use of unsound or misleading methods of computing Underlying ETP earnings and asset value; provisions prohibiting suspension of redemptions (except under limited circumstances); provisions limiting fund leverage; provisions imposing a fiduciary duty on fund managers with respect to receipt of compensation for services; and provisions preventing changes in the Underlying ETP’s character without the consent of shareholders. Although the Fund invests in the Underlying ETP only indirectly, the Fund’s investments are subject to loss as a result of these risks.

Referenced Indices Risk (QQQY ETF, QQQT ETF, IWMY ETF, WDTE ETF & SPYT ETF Only). The Funds invest in options contracts that are based on the value of the Indices (or in ETFs that track the Indices’ performance) . This subjects the Funds to certain of the same risks as if it owned shares of companies that comprised the Indices or an ETF that tracks the Indices, even though it does not. By virtue of each Fund’s investments in options contracts that are based on the value of the Indices, the Funds may also be subject to the following risks:

● Indirect Investment Risk. The Indices are not affiliated with the Trust, the Funds, the Adviser, the Sub-Adviser, or their respective affiliates and are not involved with this offering in any way. Investors in the Funds will not have the right to receive dividends or other distributions or any other rights with respect to the companies that comprise the Indices but will be subject to declines in the performance of the Indices.

● Indices Trading Risk. The trading price of the Indices may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of companies.

Notes to the Financial Statements	Defiance ETFs

August 31, 2025

●  Nasdaq 100 Index Risks (QQQY ETF & QQQT ETF Only). The Index’s major risks stem from its high concentration in the technology sector and significant exposure to high-growth, high-valuation companies. A downturn in the tech industry, whether from regulatory changes, shifts in technology, or competitive pressures, can greatly impact the Index. It’s also vulnerable to geopolitical risks due to many constituent companies having substantial international operations. Since many of these tech companies often trade at high valuations, a shift in investor sentiment could lead to significant price declines.

●  Russell 2000 Index Risks (IWMY ETF Only). The Index, which consists of small-cap U.S. companies, is particularly susceptible to economic changes, as these firms often have less financial resilience than larger companies. Market volatility can disproportionately affect these smaller businesses, leading to significant price swings. Additionally, these companies are often more exposed to specific industry risks and have less diverse revenue streams. They can also be more vulnerable to changes in domestic regulatory or policy environments.

●  S&P 500 Index Risks (WDTE ETF & SPYT ETF Only). The Index, which includes a broad swath of large U.S. companies, is primarily exposed to overall economic and market conditions. Recession, inflation, and changes in interest rates can significantly impact the Index’s performance. Furthermore, despite its diverse representation, a downturn in a major sector such as technology or financials could notably affect the Index. Geopolitical risks and unexpected global events, like pandemics, can introduce volatility and uncertainty.

Sector and Industry Risk (AIPO ETF Only) . To the extent the Fund invests more heavily in particular sectors or industries of the economy, its performance will be especially sensitive to developments that significantly affect those sectors and industries. The Fund may invest a significant portion of its assets in the following sectors and industries and, therefore, the performance of the Fund could be negatively impacted by events affecting each of these sectors and industries:

● Electrical Equipment Industry Risk. The electrical equipment industry can be significantly affected by general economic trends, including employment, economic growth, interest rates, and changes in commodity prices. Electrical equipment companies are subject to the risks of technical obsolescence, and their profitability may be affected by government regulation and spending, import controls and worldwide competition. Companies in these industries also can be adversely affected by liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control. These factors may result in a material adverse impact on the Fund’s portfolio securities and the performance of the Fund.

● Industrials Sector Risk. Companies operating in the industrials sector or issuers in industrials-related industries may be significantly affected by, among other things, worldwide economic growth, changes in supply and demand for specific products and services, product obsolescence, rapid technological developments, international, political and economic developments, environmental issues, tax and governmental regulatory policies, claims for environmental damage or product liability and general economic conditions. Any factors adversely affecting companies in the industrials sector could have a significant adverse impact on the Fund’s performance.

USO Risk (USOY ETF Only). The Fund invests in options contracts that are based on the value of USO. This subjects the Fund to certain of the same risks as if it owned shares of USO, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of USO, the Fund may also be subject to the following risks:

● Investments in USO are subject to unique risks, primarily stemming from the volatile nature of the oil market and the regulatory frameworks governing futures markets. The accountability levels, position limits, and daily price fluctuation limits set by NYMEX and ICE futures, while intended to regulate trading activities, can lead to a significant tracking error for USO. These regulatory measures limit USO’s ability to fully invest in the Benchmark Oil Futures Contract and other oil futures contracts, thus potentially causing substantial divergence between the movements of USO’s share prices and the actual prices of these futures contracts. The oil market’s inherent volatility is further compounded by these trading constraints. Accountability levels serve as thresholds for increased exchange scrutiny, and position limits establish fixed ceilings on the number of futures contracts that can be held. The Commodity Futures Trading Commission’s (CFTC) Position Limits Rule, which includes the Benchmark Oil Futures Contract, imposes additional federal position limits. USO’s trading activities, not qualifying for exemptions from these limits, face further challenges in navigating the unpredictable oil market, impacting its investment strategy and ability to achieve its objectives.

● USO’s investment strategy is heavily influenced by the dynamic and often unpredictable oil market, alongside its commitment to invest substantially in Oil Futures Contracts and Other Oil-Related Investments. When faced with regulatory limits such as accountability levels and position limits, USO may have to adjust its strategy, seeking alternatives like other exchanges or different investment vehicles, which could introduce additional market risks. Exceeding accountability levels may necessitate a reduction in holdings, potentially creating a tracking error between USO’s share prices and the Benchmark Oil Futures Contract price. Furthermore, USO’s Futures Commission Merchants (FCMs) have historically imposed their own limits on USO’s holdings, which restricts its ability to respond effectively to oil market movements. These FCM -imposed constraints, alongside the fluctuating nature of the oil market and regulatory limitations, underscore the significant risks associated with investing in USO, affecting its capacity to meet investment objectives in a highly volatile and regulated market environment.

Notes to the Financial Statements	Defiance ETFs

August 31, 2025

● USO is not a registered investment company subject to the 1940 Act. Accordingly, investors in USO (including the Fund via its indirect investments) do not have the protections expressly provided by that statute, including: provisions preventing USO insiders from managing USO to their benefit and to the detriment of shareholders; provisions preventing USO from issuing securities having inequitable or discriminatory provisions; provisions preventing management by irresponsible persons; provisions preventing the use of unsound or misleading methods of computing USO earnings and asset value; provisions prohibiting suspension of redemptions (except under limited circumstances); provisions limiting fund leverage; provisions imposing a fiduciary duty on fund managers with respect to receipt of compensation for services; and provisions preventing changes in USO’s character without the consent of shareholders. Although the Fund invests in USO only indirectly, the Fund’s investments are subject to loss as a result of these risks.

As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Funds. The Funds are subject to the above principal risks, as well as other principal risks which may adversely affect each Fund’s NAV, trading price, yield, total return and/or ability to meet their objective. For more information about the risks of investing in the Funds, see the section in each Fund’s Prospectus titled “Additional Information About the Fund — Principal Investment Risks.”

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of the Funds as follows:

Investment Advisory
Fund	Fee
AIPO ETF	0.69%
GLDY ETF	0.99%
XMAG ETF	0.35%
QQQT ETF	0.85%
QQQY ETF	0.99%
USOY ETF	0.99%
IWMY ETF	0.99%
SPYT ETF	0.85%
WDTE ETF	0.99%

Out of the Investment Advisory Fees, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, (collectively, “Excluded Expenses”), and the Investment Advisory Fees payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the periods ended August 31, 2025 are disclosed in the Statements of Operations.

Effective January 1, 2025, the Adviser assumed full management responsibilities for each of the Funds following the resignation of ZEGA as sub-adviser and its cessation of operations as a registered investment adviser, excluding the XMAG ETF, which was not sub-advised by ZEGA. As a result, there is no sub-advisory agreement currently in effect for the Fund, and the Adviser is directly responsible for all portfolio management functions, including day-to-day trading, security selection, and execution, under the oversight of the Board.

Notes to the Financial Statements	Defiance ETFs

August 31, 2025

All of the Funds except for AIPO ETF and XMAG ETF are part of an ETF Platform Support Agreement between ZEGA, Defiance ETFs LLC, the Adviser and Tidal ETF Services LLC (“Tidal” or the “Administrator”). AIPO ETF and XMAG ETF are part of an ETF Platform Support Agreement between Defiance ETFs LLC, the Adviser and the Administrator. Each of the ETF Platform Support Agreements outlines and governs the parties’ creation, launch, marketing, promotion, development, and ongoing operation of certain ETFs.

The Administrator, Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ sub-administrator, fund accountant and transfer agent. In those capacities, Fund Services performs various administrative and accounting services for the Funds. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to pay distribution fees for the sale and distribution of its Shares. No Rule 12b- 1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of each Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

NOTE 5 – SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Funds have evaluated their business activities and determined that they each operate as a single reportable segment.

Each Fund’s investment activities are managed by the Principal Financial Officer, which serves as the Chief Operating Decision Maker (“CODM”). The Principal Financial Officer is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Principal Financial Officer evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

Notes to the Financial Statements	Defiance ETFs

August 31, 2025

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the year/periods ended August 31, 2025, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, options contracts, and in-kind transactions were as follows:

Fund	Purchases	Sales
AIPO ETF	$13,794	$9,818
GLDY ETF	—	—
XMAG ETF	5,141,808	1,688,663
QQQT ETF	14,236,248	2,456,491
QQQY ETF	—	—
USOY ETF	29,301,026	28,153,895
IWMY ETF	—	—
SPYT ETF	76,796,707	28,660,396
WDTE ETF	—	—

For the year/periods ended August 31, 2025, the purchases and sales of long-term U.S. government securities for the Funds were as follows:

Fund	Purchases	Sales
AIPO ETF	$—	$—
GLDY ETF	—	—
XMAG ETF	—	—
QQQT ETF	—	—
QQQY ETF	—	136,611,663
USOY ETF	876,777	865,000
IWMY ETF	2,220,418	42,900,616
SPYT ETF	—	—
WDTE ETF	1,740,877	68,689,434

For the year/periods ended August 31, 2025, in-kind transactions associated with creations and redemptions for the Funds were as follows:

Sales and
Fund	Purchases	Maturities
AIPO ETF	$9,639,872	$—
GLDY ETF	—	—
XMAG ETF	33,926,286	1,401,883
QQQT ETF	—	—
QQQY ETF	—	—
USOY ETF	—	—
IWMY ETF	—	—
SPYT ETF	—	—
WDTE ETF	—	—

Notes to the Financial Statements	Defiance ETFs

August 31, 2025

NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the year/periods ended August 31, 2025 and the prior fiscal periods ended August 31, 2024 were as follows:

August 31, 2025:

Fund	Ordinary Income	Return of Capital	Long-Term Capital Gain
AIPO ETF	$—	$—	$—
GLDY ETF	76,916	324,956	60,811
XMAG ETF	22,320	—	—
QQQT ETF	1,073,082	1,347,786	1,543,090
QQQY ETF	9,507,794	76,104,934	5,647,125
USOY ETF	877,326	21,338,379	311,850
IWMY ETF	6,808,869	64,913,865	4,332,678
SPYT ETF	4,865,713	8,246,842	5,265,523
WDTE ETF	4,403,958	25,273,525	2,548,141

August 31, 2024:

Fund	Ordinary Income	Return of Capital	Long-Term Capital Gain
QQQT ETF	$61,560	$—	$97,190
QQQY ETF	19,379,532	91,578,333	16,163,532
USOY ETF	85,746	821,017	—
IWMY ETF	6,682,764	59,894,642	4,280,209
SPYT ETF	628,744	—	1,388,438
WDTE ETF	8,834,263	23,707,672	7,421,280

As of August 31, 2025, components of the distributable earnings (losses) on a tax basis were as follows:

	AIPO ETF	GLDY ETF	XMAG ETF	QQQT ETF		QQQY ETF	USOY ETF
Investments, at cost(a)	$9,682,712	$5,452,530	$36,388,461	$24,531,934		$155,610,123	$53,325,356
Gross tax unrealized appreciation	242,266	7,124	4,082,674	3,902,575		263,233	24,006
Gross tax unrealized depreciation	(380,039)	(5,454)	(1,563,711)	(154,636)		(102,328)	(3,198)
Net tax unrealized appreciation (depreciation)	(137,773)	1,670	2,518,963	3,747,939		160,905	20,808
Undistributed ordinary income (loss)	12,756	—	264,510	—		—	—
Undistributed long-term capital gain (loss)	—	—	2,046	—		—	—
Total distributable earnings (losses)	12,756	—	266,556	—		—	—
Other accumulated gain (loss)	—	—	—	(3,732,383	)(b)	—	—
Total distributable earnings (losses)	$(125,017)	$1,670	$2,785,519	$15,556		$160,905	$20,808

Notes to the Financial Statements	Defiance ETFs

August 31, 2025

	IWMY	SPYT		WDTE
	ETF	ETF		ETF
Investments, at cost(a)	$119,606,105	$96,569,762		$61,784,688
Gross tax unrealized appreciation	138,085	15,238,340		65,629
Gross tax unrealized depreciation	(33,770)	(759,823)		(1,298)
Net tax unrealized appreciation (depreciation)	104,315	14,478,517		64,331
Undistributed ordinary income (loss)	—	—		—
Undistributed long-term capital gain (loss)	—	—		—
Total distributable earnings (losses)	—	—		—
Other accumulated gain (loss)	—	(14,478,517	)(b)	—
Total distributable earnings (losses)	$104,315	$—		$64,331

(a)	The difference between book and tax-basis unrealized appreciation was attributable primarily to the treatment of wash sales, PFIC adjustments, and mark-to-market treatment of options and straddle adjustments.

(b)	The accumulated loss was attributable to the utilization of straddle options trading strategies.

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of each Fund’s next taxable year. As of the fiscal periods ended August 31, 2025, the Funds have not elected to defer any post-October losses or late-year losses.

During the fiscal periods ended August 31, 2025, USOY ETF utilized $855,980 of short-term capital loss carryover and the Funds had long-term and short-term capital loss carryovers, which will be carried forward indefinitely to offset future realized capital gains as follows:

	Long-Term Capital	Short-Term Capital
	Loss Carryovers	Loss Carryovers
AIPO ETF	$—	$—
GLDY ETF	—	—
XMAG ETF	—	—
QQQT ETF	—	—
QQQY ETF	—	—
USOY ETF	—	—
IWMY ETF	—	—
SPYT ETF	—	—
WDTE ETF	—	—

Notes to the Financial Statements	Defiance ETFs

August 31, 2025

NOTE 8 – SHARES TRANSACTIONS

Shares of the AIPO ETF, GLDY ETF, XMAG ETF, QQQT ETF, QQQY ETF, and USOY ETF are listed and traded on the NASDAQ and Shares of the IWMY ETF, SPYT ETF, and WDTE ETF are listed and traded on the NYSE Arca. Market prices for the Shares may be different from their NAV. The Funds issue and redeem Shares on a continuous basis at NAV generally in large blocks of Shares, called “Creation Units”. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of Shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Funds are stated below:

Transaction
Fund:	Fee
AIPO ETF	$300
GLDY ETF	$300
XMAG ETF	$500
QQQT ETF	$300
QQQY ETF	$300
USOY ETF	$300
IWMY ETF	$300
SPYT ETF	$300
WDTE ETF	$300

The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of Shares of beneficial interest, with no par value. All Shares of the Funds have equal rights and privileges.

Notes to the Financial Statements	Defiance ETFs

August 31, 2025

NOTE 9 – REVERSE STOCK SPLIT

During the period ended August 31, 2024, the Shares of the QQQY ETF, WDTE ETF, and the IWMY ETF were adjusted to reflect one reverse stock split. The effect of this reverse stock split was to reduce the number of Shares outstanding in each Fund while maintaining the Funds’ and each shareholder’s aggregate NAV. All historical per Share information has been retroactively adjusted to reflect this reverse stock split. Set forth below are details regarding the reverse stock split effected on August 1, 2024:

	Date	Rate	Net Asset Value Before Split	Net Asset Value After Split	Shares Outstanding Before Split	Shares Outstanding After Split
QQQY ETF	8/1/2024	1 for 3	$13.21	$39.63	17,500,000	5,833,333
WDTE ETF	8/1/2024	1 for 3	$15.30	$45.90	7,275,000	2,425,000
IWMY ETF	8/1/2024	1 for 3	$13.67	$41.01	10,025,000	3,341,667

NOTE 10 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser will monitor developments and seek to manage each Fund in a manner consistent with achieving the Funds’ investment objectives, but there can be no assurance that they will be successful in doing so.

NOTE 11 – SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Funds’ financial statements.

Report of Independent Registered Public	Defiance ETFs
Accounting Firm

To the Shareholders of Defiance ETFs and

Board of Trustees of Tidal Trust II

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments and written options (as applicable), of Defiance ETFs (the “Funds”), each a series of Tidal Trust II, as of August 31, 2025, the related statements of operations and changes in net assets and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Defiance AI & Power Infrastructure ETF	For the period from July 24, 2025 (commencement of operations) through August 31, 2025
Defiance Gold Enhanced Options Income ETF	For the period from April 1, 2025 (commencement of operations) through August 31, 2025
Defiance Large Cap ex-Mag 7 ETF	For the period from October 21, 2024 (commencement of operations) through August 31, 2025
Defiance Nasdaq 100 Income Target ETF	For the year ended August 31, 2025	For the year ended August 31, 2025 and for the period from June 20, 2024 (commencement of operations) through August 31, 2024
Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF	For the year ended August 31, 2025	For the year ended August 31, 2025 and for the period from September 13, 2023 (commencement of operations) through August 31, 2024
Defiance Oil Enhanced Options Income ETF	For the year ended August 31, 2025	For the year ended August 31, 2025 and for the period from May 9, 2024 (commencement of operations) through August 31, 2024
Defiance R2000 Enhanced Options & 0DTE Income ETF	For the year ended August 31, 2025	For the year ended August 31, 2025 and for the period from October 30, 2023 (commencement of operations) through August 31, 2024
Defiance S&P 500 Income Target ETF	For the year ended August 31, 2025	For the year ended August 31, 2025 and for the period from March 4, 2024 (commencement of operations) through August 31, 2024
Defiance S&P 500 Enhanced Options & 0DTE Income ETF	For the year ended August 31, 2025	For the year ended August 31, 2025 and for the period from September 18, 2023 (commencement of operations) through August 31, 2024

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Report of Independent Registered Public	Defiance ETFs
Accounting Firm

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Tidal Investments LLC investment companies since 2020.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

October 30, 2025

Other Non-Audited Information	Defiance ETFs

August 31, 2025

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal periods ended August 31, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income were as follows:

Defiance AI & Power Infrastructure ETF	0.00%
Defiance Gold Enhanced Options Income ETF	0.00%
Defiance Large Cap ex-Mag 7 ETF	100.00%
Defiance Nasdaq 100 Income Target ETF	9.84%
Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF	0.00%
Defiance Oil Enhanced Options Income ETF	0.00%
Defiance R2000 Enhanced Options & 0DTE Income ETF	0.00%
Defiance S&P 500 Income Target ETF	21.98%
Defiance S&P 500 Enhanced Options & 0DTE Income ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal periods ended August 31, 2025, were as follows:

Defiance AI & Power Infrastructure ETF	0.00%
Defiance Gold Enhanced Options Income ETF	0.00%
Defiance Large Cap ex-Mag 7 ETF	100.00%
Defiance Nasdaq 100 Income Target ETF	0.00%
Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF	0.00%
Defiance Oil Enhanced Options Income ETF	0.00%
Defiance R2000 Enhanced Options & 0DTE Income ETF	0.00%
Defiance S&P 500 Income Target ETF	0.00%
Defiance S&P 500 Enhanced Options & 0DTE Income ETF	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distribution under Internal Revenue Section 871(k)(2)(c) for the fiscal periods ended August 31, 2025, were as follows:

Defiance AI & Power Infrastructure ETF	0.00%
Defiance Gold Enhanced Options Income ETF	52.71%
Defiance Large Cap ex-Mag 7 ETF	0.00%
Defiance Nasdaq 100 Income Target ETF	100.00%
Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF	41.14%
Defiance Oil Enhanced Options Income ETF	0.00%
Defiance R2000 Enhanced Options & 0DTE Income ETF	42.68%
Defiance S&P 500 Income Target ETF	92.62%
Defiance S&P 500 Enhanced Options & 0DTE Income ETF	41.04%

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Funds’ accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by the Funds, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at meetings held on April 9, 2024 and January 3, 2025, the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”) considered the approval of:

●	the Investment Advisory Agreements (the “Advisory Agreements”) between Tidal Investments LLC (the “Adviser”) and the Trust, on behalf of the Defiance AI & Power Infrastructure ETF and the Defiance Gold Enhanced Options Income ETF, respectively (each a “Fund” and collectively, the “Funds”).

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. It is noted that in accordance with the SEC’s temporary exemptive relief for in-person approvals, these approvals shall be ratified at the next in-person Board meeting.

In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to each Fund’s shareholders by the Adviser; (ii) the costs of the services to be provided and the profits to be realized by the Adviser from services to be provided to the Funds, including any fall-out benefits; (iii) comparative fee and expense data for each Fund in relation to other investment companies with similar investment objectives; (iv) the extent to which economies of scale would be realized as each Fund grows and whether the advisory fees for the Funds reflects these economies of scale for the benefit of the Funds; and (v) other financial benefits to the Adviser and its affiliates resulting from services rendered to the Funds. The Board’s review included written and oral information furnished to the Board prior to and at the meetings held on April 9, 2024 and January 3, 2025. Among other things, the Adviser provided responses to a detailed series of questions, which included information about the Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the Adviser’s oral presentations and any other information that the Board received at the meetings and deliberated on the renewal of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the approval of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreements. In considering the nature, extent and quality of the services to be provided by the Adviser; the Board reviewed the Adviser’s compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser working with ETFs. The Board also considered other services to be provided to the Funds by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to each Fund by the Adviser based on its experience, personnel, operations and resources.

Historical Performance. The Board noted that the Funds had not yet commenced operations and that therefore there was no prior performance to review.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the proposed advisory fees for each Fund and compared them to the management fees and total operating expenses of its Peer Group. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for each Fund is a “unified fee.”

The Board noted the importance of the fact that the proposed advisory fee for each Fund is a “unified fee,” meaning that the shareholders of each Fund pay no expenses except for interest charges, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by each Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Funds’ other expenses (except as noted above) out of its own fees and resources. The Board further noted that because the Funds are new, it was difficult to estimate the profitability of each Fund to the Adviser. The Board, however, considered collateral or “fall-out” benefits that the Adviser and its affiliates may derive as a result of their relationship with the Funds.

The Board noted that because the Funds are new, it also was difficult to estimate whether the Fund would experience economies of scale. The Board noted that the Adviser will review expenses as each Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis if the Funds achieve asset growth.

The Board considered each of these fees in light of the services being provided. The Board determined that the proposed fees reflected an appropriate allocation of the advisory fee paid to the Adviser given the work performed by each firm. The Board also considered that Defiance Group Holdings LLC was acting as sponsor to the Funds and that the sponsor had agreed to assume the payment of any fund expenses above the level of the unitary fee. The Board considered that pursuant to these arrangements, if fund expenses, including a payment to the Adviser of a certain amount, fall below the level of the unitary fee, the Adviser would pay any remaining portion of the unitary fee to the sponsor out of its profits. The Board concluded that the proposed fees for each Fund were reasonable in light of the services rendered.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of each Advisory Agreement are fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the services that the Adviser will provide to each Fund; and (c) agreed to approve the Agreements for an initial term of two years.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust II

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, Principal Executive Officer

Date	November 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, Principal Executive Officer

Date	November 7, 2025

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	November 7, 2025

* Print the name and title of each signing officer under his or her signature.